UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2015

Date of reporting period:	September 30, 2015

Item 1. Schedule of Investments:

Putnam VT Diversified Income Fund

The fund's portfolio
9/30/15 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (86.1%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (2.9%)

Government National Mortgage Association Pass-Through Certificates 3 1/2s, TBA, October 1, 2045			$7,000,000	$7,332,500

				7,332,500
U.S. Government Agency Mortgage Obligations (83.2%)

Federal National Mortgage Association Pass-Through Certificates
5 1/2s, TBA, October 1, 2045			3,000,000	3,351,563
4 1/2s, TBA, November 1, 2045			2,000,000	2,165,625
4 1/2s, TBA, October 1, 2045			2,000,000	2,168,125
4s, TBA, November 1, 2045			1,000,000	1,063,750
4s, TBA, October 1, 2045			1,000,000	1,066,563
3 1/2s, TBA, November 1, 2045			16,000,000	16,630,000
3 1/2s, TBA, October 1, 2045			22,000,000	22,945,314
3s, TBA, November 1, 2045			79,000,000	79,752,969
3s, TBA, October 1, 2045			79,000,000	80,049,215

				209,193,124

Total U.S. government and agency mortgage obligations (cost $215,652,892)				$216,525,624

MORTGAGE-BACKED SECURITIES (46.1%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (13.9%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3182, Class SP, 27.774s, 2032			$148,392	$213,207
IFB Ser. 3408, Class EK, 24.962s, 2037			52,075	81,941
IFB Ser. 2979, Class AS, 23.516s, 2034			9,660	10,976
IFB Ser. 3072, Class SM, 23.039s, 2035			139,760	210,186
IFB Ser. 3072, Class SB, 22.893s, 2035			143,248	214,629
IFB Ser. 3249, Class PS, 21.593s, 2036			109,800	161,705
IFB Ser. 3065, Class DC, 19.24s, 2035			284,082	422,819
IFB Ser. 319, Class S2, IO, 5.793s, 2043			1,198,383	305,024
IFB Ser. 314, Class AS, IO, 5.683s, 2043			2,583,664	616,767
Ser. 4122, Class TI, IO, 4 1/2s, 2042			2,332,687	448,809
Ser. 4000, Class PI, IO, 4 1/2s, 2042			1,136,559	199,125
Ser. 4024, Class PI, IO, 4 1/2s, 2041			2,654,626	460,047
Ser. 4462, IO, 4s, 2045			1,322,105	258,115
Ser. 4220, Class IE, IO, 4s, 2028			1,702,529	199,894
Ser. 311, IO, 3 1/2s, 2043			1,908,033	395,917
Ser. 4122, Class CI, IO, 3 1/2s, 2042			3,633,558	484,332
Ser. 4105, Class HI, IO, 3 1/2s, 2041			1,658,851	226,400
Ser. 304, IO, 3 1/2s, 2027			3,060,835	337,977
Ser. 304, Class C37, IO, 3 1/2s, 2027			2,267,131	244,034
Ser. 4210, Class PI, IO, 3s, 2041			2,699,823	250,472
Ser. 4437, Class DI, IO, 3s, 2032			2,920,717	318,972
Ser. 304, Class C45, IO, 3s, 2027			2,630,888	274,761
FRB Ser. T-57, Class 1AX, IO, 0.384s, 2043			1,427,572	15,311
Ser. 3300, PO, zero %, 2037			40,940	35,888
Ser. 3326, Class WF, zero %, 2035			1,213	1,000

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.737s, 2036			68,072	133,267
IFB Ser. 06-8, Class HP, 23.856s, 2036			212,245	336,536
IFB Ser. 07-53, Class SP, 23.489s, 2037			135,124	211,784
IFB Ser. 08-24, Class SP, 22.572s, 2038			162,250	238,395
IFB Ser. 05-122, Class SE, 22.421s, 2035			201,017	297,599
IFB Ser. 05-83, Class QP, 16.89s, 2034			158,196	209,062
IFB Ser. 13-103, Class SK, IO, 5.726s, 2043			1,649,525	425,519
IFB Ser. 13-128, Class CS, IO, 5.706s, 2043			2,793,152	704,070
Ser. 374, Class 6, IO, 5 1/2s, 2036			257,513	44,946
Ser. 12-132, Class PI, IO, 5s, 2042			5,842,675	1,120,567
Ser. 10-13, Class EI, IO, 5s, 2038			3,291	5
Ser. 378, Class 19, IO, 5s, 2035			803,649	156,712
Ser. 12-127, Class BI, IO, 4 1/2s, 2042			699,740	164,278
Ser. 12-30, Class HI, IO, 4 1/2s, 2040			4,582,801	726,466
Ser. 409, Class 81, IO, 4 1/2s, 2040			3,364,123	626,480
Ser. 409, Class 82, IO, 4 1/2s, 2040			2,226,828	416,007
Ser. 366, Class 22, IO, 4 1/2s, 2035			266,543	16,291
Ser. 12-75, Class AI, IO, 4 1/2s, 2027			1,585,709	193,044
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, 4.194s, 2025			904,000	861,219
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, 4.194s, 2025			299,000	285,742
Ser. 418, Class C24, IO, 4s, 2043			2,044,920	420,551
Ser. 13-41, Class IP, IO, 4s, 2043			2,190,157	370,180
Ser. 13-44, Class PI, IO, 4s, 2043			2,064,145	308,251
Ser. 12-96, Class PI, IO, 4s, 2041			933,283	146,479
Ser. 406, Class 2, IO, 4s, 2041			2,075,513	369,441
Ser. 406, Class 1, IO, 4s, 2041			1,468,352	269,149
Ser. 409, Class C16, IO, 4s, 2040			2,558,793	458,134
Ser. 418, Class C15, IO, 3 1/2s, 2043			4,502,333	898,620
Ser. 13-35, Class IP, IO, 3s, 2042			2,745,968	290,579
Ser. 13-53, Class JI, IO, 3s, 2041			3,006,002	355,370
Ser. 13-23, Class PI, IO, 3s, 2041			3,195,159	275,199
FRB Ser. 03-W10, Class 1, IO, 0.858s, 2043			435,041	10,876
FRB Ser. 00-T6, IO, 0.717s, 2030			1,278,906	27,177
Ser. 99-51, Class N, PO, zero %, 2029			12,729	11,456

Government National Mortgage Association
IFB Ser. 13-129, Class SN, IO, 5.934s, 2043			1,643,432	303,854
IFB Ser. 13-99, Class VS, IO, 5.891s, 2043			1,016,722	223,587
IFB Ser. 12-77, Class MS, IO, 5.884s, 2042			1,711,870	445,069
IFB Ser. 11-70, Class SM, IO, 5.681s, 2041			2,880,899	517,438
IFB Ser. 11-70, Class SH, IO, 5.681s, 2041			3,057,776	559,665
Ser. 13-22, Class OI, IO, 5s, 2043			2,132,902	404,620
Ser. 13-3, Class IT, IO, 5s, 2043			1,903,293	361,171
Ser. 13-6, Class IC, IO, 5s, 2043			1,248,193	246,531
Ser. 12-146, IO, 5s, 2042			2,923,602	588,697
Ser. 13-130, Class IB, IO, 5s, 2040			1,320,689	125,563
Ser. 13-16, Class IB, IO, 5s, 2040			1,483,693	82,860
Ser. 11-41, Class BI, IO, 5s, 2040			1,162,316	100,961
Ser. 10-35, Class UI, IO, 5s, 2040			1,698,090	323,540
Ser. 10-20, Class UI, IO, 5s, 2040			1,485,630	268,156
Ser. 10-9, Class UI, IO, 5s, 2040			6,617,776	1,255,081
Ser. 09-121, Class UI, IO, 5s, 2039			3,149,738	620,561
Ser. 15-79, Class GI, IO, 5s, 2039			1,332,728	271,543
Ser. 13-34, Class IH, IO, 4 1/2s, 2043			4,310,704	776,198
Ser. 13-24, Class IC, IO, 4 1/2s, 2043			877,746	157,213
Ser. 13-24, Class IK, IO, 4 1/2s, 2043			2,528,339	453,028
Ser. 13-183, Class JI, IO, 4 1/2s, 2043			1,953,520	250,269
Ser. 14-108, Class IP, IO, 4 1/2s, 2042			562,421	90,432
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			283,098	38,518
Ser. 10-35, Class AI, IO, 4 1/2s, 2040			2,940,738	517,599
Ser. 10-35, Class QI, IO, 4 1/2s, 2040			3,034,902	518,944
Ser. 13-151, Class IB, IO, 4 1/2s, 2040			3,061,065	532,625
Ser. 10-9, Class QI, IO, 4 1/2s, 2040			1,483,670	252,676
Ser. 09-121, Class BI, IO, 4 1/2s, 2039			1,151,149	268,137
Ser. 10-168, Class PI, IO, 4 1/2s, 2039			686,662	69,806
Ser. 10-158, Class IP, IO, 4 1/2s, 2039			3,152,974	286,763
Ser. 10-98, Class PI, IO, 4 1/2s, 2037			711,260	37,761
Ser. 15-40, IO, 4s, 2045			3,568,580	864,203
Ser. 14-174, IO, 4s, 2044			1,829,053	360,839
Ser. 13-165, Class IL, IO, 4s, 2043			1,616,325	277,588
Ser. 12-47, Class CI, IO, 4s, 2042			2,939,728	496,288
Ser. 13-102, Class IP, IO, 3 1/2s, 2043			2,424,971	230,103
Ser. 13-76, IO, 3 1/2s, 2043			5,613,732	708,678
Ser. 13-28, IO, 3 1/2s, 2043			1,946,838	257,272
Ser. 13-54, Class JI, IO, 3 1/2s, 2043			2,624,586	356,707
Ser. 13-37, Class JI, IO, 3 1/2s, 2043			4,119,526	540,441
Ser. 13-27, Class PI, IO, 3 1/2s, 2042			2,875,542	393,719
Ser. 12-140, Class IC, IO, 3 1/2s, 2042			2,494,572	506,338
Ser. 15-69, Class IK, IO, 3 1/2s, 2038			3,195,344	494,543
FRB Ser. 15-H08, Class CI, IO, 1.792s, 2065			2,319,420	271,807
Ser. 13-H08, Class CI, IO, 1.667s, 2063			5,913,551	480,476
Ser. 06-36, Class OD, PO, zero %, 2036			3,573	3,093

				34,958,720
Commercial mortgage-backed securities (19.9%)

Banc of America Commercial Mortgage Trust Ser. 06-4, Class AJ, 5.695s, 2046			856,000	861,919

Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, 0.499s, 2051			27,413,425	181,559

Banc of America Merrill Lynch Commercial Mortgage, Inc.
FRB Ser. 05-6, Class G, 5.315s, 2047			829,000	829,498
Ser. 05-4, Class C, 5.147s, 2045			927,000	931,635

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A Ser. 01-1, Class K, 6 1/8s, 2036			15,639	15,413

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 06-PW11, Class AJ, 5.603s, 2039			155,000	156,066
FRB Ser. 07-T26, Class AJ, 5.566s, 2045			848,000	842,835
Ser. 05-PWR7, Class B, 5.214s, 2041			923,000	922,077
Ser. 05-PWR9, Class C, 5.055s, 2042			499,000	499,000

Bear Stearns Commercial Mortgage Securities Trust 144A FRB Ser. 06-PW11, Class B, 5.603s, 2039			673,000	671,573

CD Mortgage Trust 144A
FRB Ser. 07-CD5, Class E, 6.325s, 2044			578,000	563,015
FRB Ser. 07-CD5, Class XS, IO, 0.284s, 2044			20,826,763	52,720

CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class E, 5.76s, 2047			426,000	446,222
FRB Ser. 11-C2, Class F, 5 1/4s, 2047			822,000	801,410

Citigroup Commercial Mortgage Trust Ser. 06-C5, Class AJ, 5.482s, 2049			385,000	378,837

COBALT CMBS Commercial Mortgage Trust FRB Ser. 07-C3, Class AJ, 5.959s, 2046			1,126,000	1,143,594

COMM Mortgage Trust Ser. 06-C8, Class AJ, 5.377s, 2046			1,672,000	1,667,000

COMM Mortgage Trust 144A
FRB Ser. 13-CR11, Class D, 5.338s, 2046			268,000	261,930
FRB Ser. 14-CR18, Class D, 4.897s, 2047			500,000	454,510
FRB Ser. 13-LC6, Class D, 4.429s, 2046			224,000	209,523
Ser. 13-LC13, Class E, 3.719s, 2046			566,000	430,173
Ser. 14-CR18, Class E, 3.6s, 2047			493,000	361,211
FRB Ser. 07-C9, Class AJFL, 0.893s, 2049			254,000	249,227

Credit Suisse Commercial Mortgage Trust FRB Ser. 06-C5, Class AX, IO, 0.918s, 2039			23,030,080	131,048

Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038 (Cayman Islands)			530,428	265,214

CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.945s, 2050			329,000	281,053

FFCA Secured Franchise Loan Trust 144A FRB Ser. 00-1, Class X, IO, 0.966s, 2020			1,787,253	27,309

First Union Commercial Mortgage Trust 144A Ser. 99-C1, Class G, 5.35s, 2035			351,000	289,883

GCCFC Commercial Mortgage Trust FRB Ser. 05-GG3, Class D, 4.986s, 2042			1,053,000	1,053,830

GMAC Commercial Mortgage Securities, Inc. Trust Ser. 04-C3, Class B, 4.965s, 2041			292,956	293,597

GS Mortgage Securities Corp. II 144A
FRB Ser. 13-GC10, Class D, 4.558s, 2046			699,000	656,137
FRB Ser. 05-GG4, Class XC, IO, 0.713s, 2039			8,285,255	35,627

GS Mortgage Securities Trust 144A
FRB Ser. 14-GC18, Class D, 5.113s, 2047			900,000	825,987
Ser. 11-GC3, Class E, 5s, 2044			528,000	505,494
FRB Ser. 13-GC13, Class D, 4.205s, 2046			548,000	504,977

JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class E, 4.47s, 2047			381,000	310,615
Ser. 14-C25, Class E, 3.332s, 2047			656,000	465,301

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.279s, 2051			556,500	570,234
FRB Ser. 06-LDP6, Class B, 5.749s, 2043			790,000	786,919
Ser. 06-LDP8, Class B, 5.52s, 2045			203,000	202,438
FRB Ser. 05-LDP3, Class D, 5.515s, 2042			1,173,000	1,170,605
FRB Ser. 05-LDP2, Class E, 4.981s, 2042			807,000	808,715

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class B, 6.379s, 2051			449,000	457,165
FRB Ser. 07-CB20, Class C, 6.379s, 2051			1,004,000	958,880
FRB Ser. 11-C3, Class E, 5.734s, 2046			528,000	557,522
FRB Ser. 11-C3, Class F, 5.734s, 2046			401,000	416,060
FRB Ser. 13-C13, Class D, 4.191s, 2046			207,000	191,181
Ser. 13-C13, Class E, 3.986s, 2046			818,000	674,673
Ser. 13-C10, Class E, 3 1/2s, 2047			833,000	671,648
FRB Ser. 13-LC11, Class E, 3 1/4s, 2046			558,000	446,400
FRB Ser. 07-CB20, Class X1, IO, 0.455s, 2051			38,984,493	220,535

LB Commercial Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031(F)			395,223	414,951
Ser. 98-C4, Class J, 5.6s, 2035			379,000	398,405

LB-UBS Commercial Mortgage Trust
FRB Ser. 06-C3, Class C, 5.953s, 2039			406,000	406,365
Ser. 06-C3, Class AJ, 5.72s, 2039			465,000	466,855
Ser. 06-C6, Class E, 5.541s, 2039			900,000	896,769
FRB Ser. 06-C6, Class C, 5.482s, 2039			808,000	767,600

LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class C, 3 1/2s, 2048			413,000	360,929

Merrill Lynch Mortgage Investors Trust FRB Ser. 96-C2, Class JS, IO, zero %, 2028			4,527	—

Merrill Lynch Mortgage Trust
FRB Ser. 08-C1, Class AJ, 6.475s, 2051			269,000	290,660
FRB Ser. 07-C1, Class A3, 6.032s, 2050			7,603	7,621

Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 5.894s, 2049			876,519	98,608

ML-CFC Commercial Mortgage Trust
Ser. 06-3, Class AJ, 5.485s, 2046			937,000	940,804
Ser. 06-4, Class AJ, 5.239s, 2049			505,000	506,313

Morgan Stanley Bank of America Merrill Lynch Trust 144A
Ser. 14-C17, Class D, 4.855s, 2047			465,000	434,311
Ser. 14-C15, Class F, 4s, 2047			440,000	332,534
Ser. 14-C17, Class E, 3 1/2s, 2047			602,000	437,277
Ser. 15-C24, Class D, 3.257s, 2048			383,000	286,886
Ser. 14-C19, Class D, 3 1/4s, 2047			550,000	448,621

Morgan Stanley Capital I Trust
Ser. 06-HQ9, Class D, 5.862s, 2044			368,000	369,380
Ser. 06-HQ9, Class C, 5.842s, 2044			1,320,000	1,348,240
FRB Ser. 06-HQ8, Class D, 5.667s, 2044			513,000	511,625
Ser. 07-HQ11, Class C, 5.558s, 2044			986,000	985,418
Ser. 07-HQ11, Class BI, 5.538s, 2044			556,000	556,036

Morgan Stanley Capital I Trust 144A FRB Ser. 08-T29, Class F, 6.461s, 2043			302,000	298,769

Morgan Stanley Capital I, Inc. 144A FRB Ser. 04-RR, Class F7, 6s, 2039			829,618	758,585

Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.246s, 2043			863,985	866,145

STRIPS III, Ltd. 144A FRB Ser. 03-1A, Class N, 5s, 2018 (Cayman Islands)			158,000	31,600

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038			495,434	123,859

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.199s, 2045			2,115,000	2,113,308
FRB Ser. 06-C25, Class AJ, 5.9s, 2043			449,000	455,870
FRB Ser. 07-C34, IO, 0.459s, 2046			11,621,167	87,159

Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 12-LC5, Class E, 4.936s, 2045			479,000	436,369
FRB Ser. 13-LC12, Class D, 4.435s, 2046			510,000	491,272

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 14-C19, Class E, 5.137s, 2047			1,128,000	942,984
Ser. 12-C6, Class E, 5s, 2045			525,000	480,895
Ser. 11-C4, Class F, 5s, 2044			1,270,000	1,210,394
FRB Ser. 13-UBS1, Class E, 4.785s, 2046			555,000	483,893
FRB Ser. 13-C15, Class D, 4.63s, 2046			373,000	347,774
Ser. 12-C7, Class F, 4 1/2s, 2045			2,626,000	2,409,618
Ser. 14-C19, Class D, 4.234s, 2047			629,000	560,264

				50,074,960
Residential mortgage-backed securities (non-agency) (12.3%)

Banc of America Funding Trust FRB Ser. 14-R7, Class 3A2, 2.651s, 2036			147,621	116,783

Banc of America Funding Trust 144A FRB Ser. 15-R2, Class 7A2, 0.474s, 2036			401,094	286,782

BCAP, LLC Trust
FRB Ser. 15-RR5, Class 2A3, 1.253s, 2046			580,000	448,270
FRB Ser. 12-RR5, Class 4A8, 0.369s, 2035			375,000	344,938

BCAP, LLC Trust 144A
FRB Ser. 12-RR2, Class 5A12, 5.915s, 2036			800,000	762,408
FRB Ser. 09-RR5, Class 7A2, 5 1/2s, 2035			825,000	711,480
FRB Ser. 13-RR1, Class 9A4, 5.499s, 2036			239,674	242,313
FRB Ser. 11-RR2, Class 2A7, 2.775s, 2036			804,857	559,375
FRB Ser. 09-RR11, Class 2A2, 2.66s, 2035			1,060,000	948,700
FRB Ser. 15-RR2, Class 26A2, 2.652s, 2036			143,000	126,502
FRB Ser. 11-RR3, Class 3A6, 2.249s, 2036			627,253	344,989
FRB Ser. 10-RR7, Class 1610, 0.883s, 2047			436,582	261,382
FRB Ser. 15-RR3, Class 5A3, 0.399s, 2046			500,000	350,940

Bear Stearns Alt-A Trust FRB Ser. 04-3, Class B, 3.119s, 2034			416,322	403,349

Bear Stearns Asset Backed Securities I Trust
FRB Ser. 04-FR3, Class M6, 5.069s, 2034			33,576	19,146
FRB Ser. 05-HE5, Class M3, 1.274s, 2035			800,000	656,000
FRB Ser. 06-HE2, Class M1, 0.594s, 2036(F)			1,100,000	936,032

Bear Stearns Asset Backed Securities Trust FRB Ser. 06-SD1, Class M2, 1.694s, 2036(F)			325,000	265,586

Bellemeade Re Ltd. 144A FRB Ser. 15-1A, Class M2, 4.489s, 2025 (Bermuda)			387,000	387,484

Citigroup Mortgage Loan Trust 144A FRB Ser. 12-4, Class 3A2, 2.65s, 2036			699,785	619,344

Countrywide Alternative Loan Trust
FRB Ser. 05-38, Class A1, 1.699s, 2035			393,854	357,186
FRB Ser. 05-76, Class 2A1, 1.199s, 2036			449,273	388,621
FRB Ser. 05-38, Class A3, 0.544s, 2035			1,108,042	956,462
FRB Ser. 05-59, Class 1A1, 0.526s, 2035			826,593	660,969
FRB Ser. 06-OC2, Class 2A3, 0.484s, 2036			142,450	127,492

Countrywide Asset-Backed Certificates Trust
Ser. 05-3, Class MF1, 5.247s, 2035(F)			321,844	295,172
Ser. 04-15, Class MF2, 5.213s, 2035			444,683	415,778

CSMC Trust 144A
FRB Ser. 11-6R, Class 3A6, 2.858s, 2036			1,050,000	988,652
FRB Ser. 13-2R, Class 4A2, 2.444s, 2036			921,097	732,272
FRB Ser. 09-13R, Class 3A2, 2.249s, 2036			519,713	309,229

Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt Notes FRB Ser. 15-DN1, Class B, 11.694s, 2025			1,295,921	1,486,578
Structured Agency Credit Risk Debt Notes FRB Ser. 15-DNA1, Class B, 9.394s, 2027			290,000	336,722
Structured Agency Credit Risk Debt Notes Ser. 15-DNA2, Class B, 7.737s, 2027			692,000	699,128

First Franklin Mortgage Loan Trust FRB Ser. 05-FF4, Class M4, 1.169s, 2035			650,000	500,500

Granite Mortgages PLC
FRB Ser. 03-2, Class 3C, 3.07s, 2043 (United Kingdom)		GBP	328,968	501,603
FRB Ser. 03-2, Class 2C1, 2.852s, 2043 (United Kingdom)		EUR	880,000	984,739

Green Tree Home Improvement Loan Trust Ser. 95-F, Class B2, 7.1s, 2021			$681	681

GreenPoint Mortgage Funding Trust FRB Ser. 05-HY1, Class M1, 0.744s, 2035			500,000	361,950

GSAA Home Equity Trust FRB Ser. 05-9, Class M3, 0.724s, 2035			500,000	353,195

GSAA Trust FRB Ser. 05-8, Class M1, 0.684s, 2035			800,000	600,000

GSAMP Trust FRB Ser. 06-NC1, Class M1, 0.554s, 2036			1,050,000	745,500

JPMorgan Mortgage Acquisition Trust FRB Ser. 06-CH1, Class M3, 0.514s, 2036			800,000	549,760

Morgan Stanley Resecuritization Trust 144A
Ser. 15-R4, Class CB2, 0.598s, 2047			410,000	295,200
Ser. 15-R4, Class CB3, 0.598s, 2047			80,000	39,200

MortgageIT Trust
FRB Ser. 05-3, Class M2, 0.724s, 2035			334,204	295,541
FRB Ser. 05-3, Class M1, 0.664s, 2035			329,497	291,966
FRB Ser. 05-3, Class A2, 0.544s, 2035			470,710	421,286

Nationstar HECM Loan Trust 144A Ser. 15-1A, Class A, 3.844s, 2018			270,581	272,442

Nomura Resecuritization Trust 144A
FRB Ser. 10-6RA, Class 1A6, 2.65s, 2036			583,230	537,301
FRB Ser. 15-4R, Class 1A14, 0.404s, 2047			475,000	274,313

Structured Asset Securities Corp. Mortgage Loan Trust FRB Ser. 05-WF3, Class M3, 0.774s, 2035			1,025,867	769,093

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR19, Class A1C3, 0.694s, 2045			1,966,007	1,730,086
FRB Ser. 05-AR8, Class 2AC2, 0.654s, 2045			1,195,424	1,051,844
FRB Ser. 05-AR13, Class A1B2, 0.624s, 2045			888,121	794,513
FRB Ser. 05-AR17, Class A1B2, 0.604s, 2045			744,294	643,815
FRB Ser. 05-AR19, Class A1C4, 0.594s, 2045			664,537	581,735
FRB Ser. 05-AR8, Class 2AC3, 0.584s, 2045			426,205	372,814
FRB Ser. 05-AR17, Class A1B3, 0.544s, 2045			1,154,537	996,871
FRB Ser. 05-AR6, Class 2A1C, 0.534s, 2045			541,390	484,544

				30,996,556

Total mortgage-backed securities (cost $114,368,247)				$116,030,236

CORPORATE BONDS AND NOTES (32.0%)(a)
			Principal amount	Value

Basic materials (2.8%)

A Schulman, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2023			$209,000	$196,983

ArcelorMittal SA sr. unsec. bonds 10.6s, 2019 (France)			160,000	173,200

ArcelorMittal SA sr. unsec. unsub. bonds 6 1/8s, 2025 (France)			86,000	69,660

ArcelorMittal SA sr. unsec. unsub. notes 7 3/4s, 2039 (France)			66,000	53,790

Blue Cube Spinco, Inc. 144A company guaranty sr. unsec. notes 9 3/4s, 2023			60,000	62,400

Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020			220,000	227,700

Builders FirstSource, Inc. 144A company guaranty sr. unsec. notes 10 3/4s, 2023			100,000	99,875

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4 5/8s, 2022 (Germany)			135,000	127,238

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			265,000	267,319

Cemex SAB de CV 144A company guaranty sr. notes 6 1/2s, 2019 (Mexico)			205,000	202,438

Chemours Co. (The) 144A sr. unsec. notes 7s, 2025			60,000	39,450

Chemours Co. (The) 144A sr. unsec. notes 6 5/8s, 2023			102,000	68,595

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024			195,000	182,081

CPG Merger Sub, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2021			149,000	148,255

Eldorado Gold Corp. 144A sr. unsec. notes 6 1/8s, 2020 (Canada)			4,000	3,512

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7s, 2021 (Canada)			227,000	147,550

HD Supply, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			284,000	295,360

HD Supply, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2020			158,000	178,540

Hexion, Inc. company guaranty sr. notes 6 5/8s, 2020			172,000	146,200

HudBay Minerals, Inc. company guaranty sr. unsec. notes 9 1/2s, 2020 (Canada)			270,000	215,325

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020			203,000	176,387

Huntsman International, LLC 144A company guaranty sr. unsec. unsub. notes 5 1/8s, 2022			112,000	96,040

JMC Steel Group, Inc. 144A sr. unsec. notes 8 1/4s, 2018			81,000	55,080

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			256,000	265,600

Mercer International, Inc. company guaranty sr. unsec. notes 7 3/4s, 2022 (Canada)			149,000	150,490

Momentive Performance Materials, Inc. company guaranty sr. notes 3.88s, 2021			200,000	154,000

Momentive Performance Materials, Inc. escrow company guaranty sr. notes 8 7/8s, 2020(F)			200,000	2

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022 (Canada)			90,000	73,800

Norbord, Inc. 144A company guaranty sr. notes 6 1/4s, 2023 (Canada)			130,000	128,700

NOVA Chemicals Corp. 144A sr. unsec. notes 5s, 2025 (Canada)			40,000	37,600

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			281,000	270,519

Pactiv, LLC sr. unsec. unsub. notes 7.95s, 2025			95,000	90,013

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s, 2017 (Sweden)			215,000	220,375

Platform Specialty Products Corp. 144A sr. unsec. notes 6 1/2s, 2022			145,000	124,700

PQ Corp. 144A sr. notes 8 3/4s, 2018			111,000	111,694

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A company guaranty sr. unsec. notes 10s, 2020			128,000	137,600

Ryerson, Inc./Joseph T Ryerson & Son, Inc. company guaranty sr. notes 9s, 2017			225,000	200,813

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6 7/8s, 2033			216,000	216,540

Sealed Air Corp. 144A sr. unsec. bonds 5 1/2s, 2025			45,000	45,675

Sealed Air Corp. 144A sr. unsec. notes 6 1/2s, 2020			35,000	38,325

Sealed Air Corp. 144A sr. unsec. notes 5 1/4s, 2023			170,000	169,363

Sealed Air Corp. 144A sr. unsec. notes 4 7/8s, 2022			54,000	53,393

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsub. notes 7 1/2s, 2025 (Ireland)			109,000	132,708

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022			135,000	132,638

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2024			50,000	45,844

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/4s, 2023			25,000	22,875

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/8s, 2021			30,000	28,425

TMS International Corp. 144A company guaranty sr. unsec. notes 7 5/8s, 2021			120,000	111,600

TPC Group, Inc. 144A company guaranty sr. notes 8 3/4s, 2020			72,000	61,560

Univar, Inc. 144A sr. unsec. notes 6 3/4s, 2023			50,000	46,375

USG Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021			130,000	135,200

USG Corp. 144A company guaranty sr. unsec. notes 5 1/2s, 2025			73,000	72,818

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. bonds 6s, 2023			70,000	64,925

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			198,000	194,040

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 1/8s, 2021			227,000	224,163

				6,995,351
Capital goods (2.0%)

ADS Waste Holdings, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			470,000	468,825

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			508,000	558,800

Amstead Industries, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2024			120,000	116,700

Amstead Industries, Inc. 144A company guaranty sr. unsec. notes 5s, 2022			113,000	111,305

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6 1/2s, 2023 (Canada)			125,000	126,250

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/4s, 2024			87,000	80,475

Berry Plastics Corp. company guaranty notes 5 1/2s, 2022			105,000	102,113

Berry Plastics Escrow, LLC/Berry Plastics Escrow Corp. 144A notes 6s, 2022(FWC)			60,000	60,150

Bombardier, Inc. 144A sr. unsec. notes 7 3/4s, 2020 (Canada)			55,000	47,025

Bombardier, Inc. 144A sr. unsec. notes 7 1/2s, 2025 (Canada)			52,000	39,000

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			247,000	266,760

Crown Cork & Seal Co., Inc. sr. unsec. bonds 7 3/8s, 2026			100,000	109,000

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Luxembourg)			94,000	94,940

Gates Global, LLC/Gates Global Co. 144A sr. unsec. notes 6s, 2022			195,000	157,950

Huntington Ingalls Industries, Inc. 144A company guaranty sr. unsec. notes 5s, 2021			85,000	86,700

KLX, Inc. 144A company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			237,000	230,556

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022			305,000	324,063

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			208,000	171,600

Moog, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2022			70,000	70,000

Omega US Sub, LLC 144A sr. unsec. notes 8 3/4s, 2023			150,000	132,375

Oshkosh Corp. company guaranty sr. sub. unsec. notes 5 3/8s, 2025			85,000	84,575

Oshkosh Corp. company guaranty sr. unsec. notes 5 3/8s, 2022			389,000	394,835

Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2025			78,000	74,880

Pittsburgh Glass Works, LLC 144A company guaranty sr. notes 8s, 2018			264,000	273,240

Terex Corp. company guaranty sr. unsec. unsub. notes 6s, 2021			270,000	261,225

TransDigm, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2021			50,000	52,125

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6 1/2s, 2024			85,000	79,887

TransDigm, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2020			114,000	108,656

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4 3/4s, 2025			215,000	196,994

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4 1/2s, 2022			150,000	141,750

				5,022,754
Communication services (3.7%)

Altice Financing SA 144A company guaranty sr. notes 6 5/8s, 2023 (Luxembourg)			200,000	192,500

Altice SA 144A company guaranty sr. notes 7 3/4s, 2022 (Luxembourg)			400,000	365,000

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020			66,000	58,740

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018			13,000	13,000

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			499,000	501,495

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022			35,000	32,813

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. bonds 5 1/8s, 2023			85,000	77,988

CenturyLink, Inc. sr. unsec. unsub. notes 6 3/4s, 2023			145,000	126,875

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020			50,000	46,531

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5 1/8s, 2021			5,000	4,403

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023(R)			257,000	271,829

Crown Castle International Corp. sr. unsec. unsub. notes 4 7/8s, 2022(R)			90,000	93,150

CSC Holdings, LLC sr. unsec. unsub. bonds 5 1/4s, 2024			160,000	126,200

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021			146,000	129,575

Digicel, Ltd. 144A company guaranty sr. unsec. notes 6 3/4s, 2023 (Jamaica)			200,000	180,000

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024			127,000	107,871

Frontier Communications Corp. sr. unsec. notes 6 1/4s, 2021			20,000	16,650

Frontier Communications Corp. sr. unsec. unsub. notes 7 5/8s, 2024			60,000	50,100

Frontier Communications Corp. 144A sr. unsec. notes 11s, 2025			90,000	87,075

Frontier Communications Corp. 144A sr. unsec. notes 10 1/2s, 2022			60,000	58,500

Frontier Communications Corp. 144A sr. unsec. notes 8 7/8s, 2020			136,000	133,280

Intelsat Jackson Holdings SA company guaranty sr. unsec. bonds 6 5/8s, 2022 (Bermuda)			105,000	81,900

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			189,000	174,353

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 8 1/8s, 2023 (Luxembourg)			154,000	100,100

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7 3/4s, 2021 (Luxembourg)			284,000	187,440

Level 3 Communications, Inc. sr. unsec. unsub. notes 5 3/4s, 2022			60,000	58,875

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 7s, 2020			26,000	26,910

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2021			65,000	66,821

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2022			130,000	126,425

Numericable-SFR 144A sr. bonds 5 5/8s, 2024 (France)		EUR	100,000	110,902

Numericable-SFR SAS 144A sr. bonds 6 1/4s, 2024 (France)			$200,000	191,000

Numericable-SFR SAS 144A sr. notes 6s, 2022 (France)			600,000	576,000

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s, 2023 (Canada)			221,000	218,238

SBA Communications Corp. sr. sub. unsec. notes 4 7/8s, 2022			179,000	175,644

SBA Telecommunications, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2020			70,000	72,100

Sprint Capital Corp. company guaranty 6 7/8s, 2028			182,000	130,585

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9s, 2018			363,000	380,896

Sprint Corp. company guaranty sr. unsec. notes 7 7/8s, 2023			418,000	338,319

Sprint Corp. company guaranty sr. unsec. notes 7 1/4s, 2021			175,000	143,281

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 5/8s, 2023			218,000	215,275

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.464s, 2019			85,000	86,488

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2025			135,000	129,600

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2021			258,000	255,420

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			240,000	233,400

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023			120,000	115,800

Telenet Finance V Luxembourg SCA 144A sr. notes 6 3/4s, 2024 (Luxembourg)		EUR	365,000	438,282

Telenet Finance V Luxembourg SCA 144A sr. notes 6 1/4s, 2022 (Luxembourg)		EUR	110,000	129,521

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH company guaranty sr. notes 5 5/8s, 2023 (Germany)		EUR	93,600	109,818

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH company guaranty sr. notes Ser. REGS, 5 3/4s, 2023 (Germany)		EUR	98,100	114,550

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)			$201,000	196,729

Virgin Media Secured Finance PLC 144A sr. notes 6s, 2021 (United Kingdom)		GBP	261,000	398,776

West Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			$239,000	220,776

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. notes 10 1/4s, 2019			379,000	381,843

Wind Acquisition Finance SA 144A company guaranty sr. notes 4s, 2020 (Luxembourg)		EUR	125,000	137,803

Windstream Services, LLC company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			$149,000	115,475

Windstream Services, LLC company guaranty sr. unsec. unsub. notes 6 3/8s, 2023			172,000	123,943

				9,236,863
Consumer cyclicals (5.4%)

AMC Entertainment, Inc. company guaranty sr. unsec. sub. notes 5 7/8s, 2022			115,000	115,575

AMC Entertainment, Inc. 144A sr. unsec. notes 5 3/4s, 2025			95,000	92,388

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10 1/4s, 2022			157,000	160,140

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017			231,000	224,070

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8s, 2021			97,000	57,230

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6 7/8s, 2023			109,000	110,635

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)			250,000	246,875

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2022 (Canada)			125,000	120,625

Building Materials Corp. of America 144A sr. unsec. notes 6 3/4s, 2021			150,000	159,750

Building Materials Corp. of America 144A sr. unsec. notes 5 3/8s, 2024			228,000	225,150

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5 3/8s, 2024			45,000	45,113

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5 1/4s, 2021			120,000	121,500

Cinemark USA, Inc. company guaranty sr. unsec. notes 5 1/8s, 2022			67,000	65,660

Cinemark USA, Inc. company guaranty sr. unsec. notes 4 7/8s, 2023			65,000	62,075

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021			50,000	52,250

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			162,000	164,430

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2022			395,000	396,481

Cumulus Media Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			133,000	95,428

Dana Holding Corp. sr. unsec. notes 5 1/2s, 2024			95,000	91,438

Dana Holding Corp. sr. unsec. unsub. notes 6s, 2023			383,000	385,873

Eldorado Resorts, Inc. 144A sr. unsec. notes 7s, 2023			175,000	171,938

Family Tree Escrow, LLC 144A sr. unsec. unsub. notes 5 3/4s, 2023			60,000	62,250

Family Tree Escrow, LLC 144A sr. unsec. unsub. notes 5 1/4s, 2020			45,000	46,143

FCA US, LLC/CG Co-Issuer, Inc. company guaranty notes 8 1/4s, 2021			410,000	435,092

General Motors Co. sr. unsec. unsub. notes 5.2s, 2045			33,000	30,969

Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018			150,000	132,000

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4 7/8s, 2020			180,000	182,250

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4 3/8s, 2018			70,000	70,525

Gray Television, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			258,000	264,450

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)		CAD	335,000	257,306

Grupo Televisa SAB sr. unsec. unsub. notes Ser. EMTN, 7 1/4s, 2043 (Mexico)		MXN	3,500,000	171,367

Howard Hughes Corp. (The) 144A sr. unsec. notes 6 7/8s, 2021			$157,000	159,496

Igloo Holdings Corp. 144A sr. unsec. unsub. notes 8 1/4s, 2017(PIK)			105,000	105,263

iHeartCommunications, Inc. company guaranty sr. notes 9s, 2021			268,000	225,187

iHeartCommunications, Inc. company guaranty sr. notes 9s, 2019			278,000	239,080

Interactive Data Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2019			42,000	42,000

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5 7/8s, 2021			105,000	108,150

JC Penney Corp, Inc. company guaranty sr. unsec. bonds 8 1/8s, 2019			68,000	68,000

JC Penney Corp, Inc. company guaranty sr. unsec. unsub. notes 5.65s, 2020			29,000	26,100

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			115,000	92,000

Jo-Ann Stores, Inc. 144A sr. unsec. notes 8 1/8s, 2019			248,000	229,400

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			246,000	273,368

L Brands, Inc. sr. unsec. notes 5 5/8s, 2022			105,000	110,381

Lamar Media Corp. company guaranty sr. sub. notes 5 7/8s, 2022			70,000	72,713

Lamar Media Corp. company guaranty sr. unsec. notes 5 3/8s, 2024			84,000	84,840

Lender Processing Services, Inc./Black Knight Lending Solutions, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2023			157,000	167,205

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			243,000	235,904

Masonite International Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2023			65,000	66,300

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s, 2020 (Canada)			310,000	300,700

Media General Financing Sub, Inc. 144A sr. unsec. notes 5 7/8s, 2022			118,000	117,115

MGM Resorts International company guaranty sr. unsec. notes 6 3/4s, 2020			210,000	216,825

MGM Resorts International company guaranty sr. unsec. notes 5 1/4s, 2020			168,000	165,480

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021			181,000	185,073

Navistar International Corp. sr. notes 8 1/4s, 2021			106,000	85,065

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7 1/8s, 2028			125,000	123,750

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. notes 8 3/4s, 2021(PIK)			244,000	251,320

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. notes 8s, 2021			100,000	103,000

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr. unsec. notes 5 1/2s, 2021 (Luxembourg)			253,000	253,000

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021			77,000	80,850

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. notes 5 7/8s, 2025			125,000	127,188

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. notes 5 5/8s, 2024			203,000	205,538

Owens Corning company guaranty sr. unsec. unsub. notes 4.2s, 2024			165,000	163,882

Penn National Gaming, Inc. sr. unsec. notes 5 7/8s, 2021			200,000	201,750

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/4s, 2022			200,000	200,500

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/8s, 2024			140,000	137,200

Petco Animal Supplies, Inc. 144A company guaranty sr. unsec. notes 9 1/4s, 2018			140,000	142,275

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2023			183,000	174,994

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2022			35,000	34,388

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019			48,000	49,920

Sabre GLBL, Inc. 144A company guaranty sr. notes 5 3/8s, 2023			145,000	142,825

Scientific Games Corp. company guaranty sr. unsec. sub. notes 8 1/8s, 2018			51,000	47,430

Scientific Games International, Inc. company guaranty sr. unsec. notes 10s, 2022			285,000	248,663

Scientific Games International, Inc. company guaranty sr. unsec. sub. notes 6 1/4s, 2020			45,000	32,288

Scientific Games International, Inc. 144A company guaranty sr. notes 7s, 2022			145,000	142,825

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 6 3/8s, 2021			87,000	87,435

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 5 3/8s, 2021			30,000	29,325

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			213,000	193,564

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 6s, 2024			150,000	150,375

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5 7/8s, 2020			184,000	187,680

Sirius XM Radio, Inc. 144A sr. unsec. notes 5 1/4s, 2022			25,000	25,938

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021			301,000	301,000

Spectrum Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2022			15,000	15,919

Spectrum Brands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			15,000	15,825

Spectrum Brands, Inc. 144A company guaranty sr. unsec. notes 5 3/4s, 2025			95,000	96,900

Standard Pacific Corp. company guaranty sr. unsec. notes 6 1/4s, 2021			140,000	149,450

Standard Pacific Corp. company guaranty sr. unsec. notes 5 7/8s, 2024			80,000	82,000

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021			169,000	158,860

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			70,000	66,938

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			300,000	298,500

TEGNA, Inc. company guaranty sr. unsec. bonds 5 1/8s, 2020			120,000	123,000

TEGNA, Inc. company guaranty sr. unsec. bonds 5 1/8s, 2019			3,000	3,045

TEGNA, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2021			63,000	61,740

Thomas Cook Finance PLC 144A company guaranty sr. unsec. bonds 6 3/4s, 2021 (United Kingdom)		EUR	335,000	387,947

Tri Pointe Holdings, Inc. sr. unsec. notes 5 7/8s, 2024			$150,000	147,000

Tribune Media Co. 144A company guaranty sr. unsec. notes 5 7/8s, 2022			130,000	126,100

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			107,000	111,280

				13,876,028
Consumer staples (2.3%)

Ashtead Capital, Inc. 144A company guaranty notes 5 5/8s, 2024			200,000	199,000

Ashtead Capital, Inc. 144A company guaranty sr. notes 6 1/2s, 2022			250,000	261,250

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			195,000	188,766

BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4 5/8s, 2022 (Canada)			70,000	68,425

BC ULC/New Red Finance, Inc. 144A notes 6s, 2022 (Canada)			340,000	345,100

Beacon Roofing Supply, Inc. 144A company guaranty sr. unsec. notes 6 3/8s, 2023			60,000	60,150

BlueLine Rental Finance Corp. 144A sr. notes 7s, 2019			225,000	216,000

CEC Entertainment, Inc. company guaranty sr. unsec. notes 8s, 2022			104,000	102,440

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11s, 2021			375,000	343,125

Constellation Brands, Inc. company guaranty sr. unsec. notes 4 1/4s, 2023			60,000	59,850

Constellation Brands, Inc. company guaranty sr. unsec. notes 3 3/4s, 2021			285,000	282,863

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			115,000	125,638

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)			233,000	223,680

Corrections Corp. of America company guaranty sr. unsec. notes 4 1/8s, 2020(R)			50,000	49,750

Dean Foods Co. 144A sr. unsec. notes 6 1/2s, 2023			135,000	137,194

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			394,000	236,400

ESAL GmbH 144A company guaranty sr. unsec. notes 6 1/4s, 2023 (Brazil)			200,000	184,000

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020 (Brazil)			83,000	86,528

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			460,000	477,250

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018			60,000	61,500

Landry's, Inc. 144A sr. unsec. notes 9 3/8s, 2020			414,000	441,945

Pilgrim's Pride Corp. 144A company guaranty sr. unsec. notes 5 3/4s, 2025			80,000	78,600

Prestige Brands, Inc. 144A sr. unsec. notes 5 3/8s, 2021			145,000	141,375

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 5 3/4s, 2021			290,000	281,300

Rite Aid Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2023			175,000	173,688

United Rentals North America, Inc. company guaranty sr. unsec. notes 7 5/8s, 2022			55,000	58,300

United Rentals North America, Inc. company guaranty sr. unsec. notes 5 3/4s, 2024			143,000	136,923

United Rentals North America, Inc. company guaranty sr. unsec. notes 5 1/2s, 2025			125,000	117,031

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2023			328,000	326,975

Vander Intermediate Holding II Corp. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			165,000	132,825

WhiteWave Foods Co. (The) company guaranty sr. unsec. unsub. notes 5 3/8s, 2022			85,000	88,188

				5,686,059
Energy (4.7%)

Antero Resources Corp. company guaranty sr. unsec. notes 5 1/8s, 2022			135,000	116,100

Antero Resources Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2023			95,000	83,363

Antero Resources Finance Corp. company guaranty sr. unsec. notes 5 3/8s, 2021			150,000	132,000

Baytex Energy Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2024 (Canada)			96,000	75,840

Baytex Energy Corp. 144A company guaranty sr. unsec. notes 5 1/8s, 2021 (Canada)			18,000	14,580

California Resources Corp. company guaranty sr. unsec. notes 6s, 2024			370,000	220,381

California Resources Corp. company guaranty sr. unsec. notes 5s, 2020			100,000	64,312

Chaparral Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2020			195,000	61,425

CHC Helicopter SA company guaranty sr. notes 9 1/4s, 2020 (Canada)			283,500	158,760

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5 3/4s, 2023			115,000	75,002

Chesapeake Energy Corp. company guaranty sr. unsec. notes 4 7/8s, 2022			95,000	61,988

Chesapeake Energy Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2021			61,000	42,509

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			300,000	294,750

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			207,000	196,650

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			116,000	110,490

CONSOL Energy, Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			90,000	60,525

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			43,000	27,198

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2022			85,000	50,575

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			135,000	39,825

Exterran Partners LP/EXLP Finance Corp. company guaranty sr. unsec. notes 6s, 2022			160,000	134,000

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022			82,000	71,976

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2023			41,000	36,275

FTS International, Inc. 144A company guaranty sr. FRN 7.837s, 2020			53,000	39,236

Gazprom OAO Via Gaz Capital SA sr. unsec. notes Ser. REGS, EMTN, 7.288s, 2037 (Russia)			335,000	322,438

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. notes 7.288s, 2037 (Russia)			240,000	231,000

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes 9 1/4s, 2019 (Russia)			690,000	762,450

Gulfport Energy Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2020			62,000	60,915

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			150,000	51,000

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021			382,000	114,600

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. notes 7 1/4s, 2020			180,000	189,225

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. notes 5 1/2s, 2022			45,000	43,875

Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. unsec. notes 5s, 2024			70,000	59,500

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021			158,000	54,510

Lightstream Resources, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)			166,000	36,520

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			94,000	19,505

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/2s, 2019			120,000	33,000

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/4s, 2019			315,000	80,325

Lone Pine Resources Canada, Ltd. escrow company guaranty sr. unsec. unsub. notes 10 3/8s, 2017 (Canada)(F)			104,000	6

Lukoil International Finance BV 144A company guaranty sr. unsec. unsub. bonds 6.656s, 2022 (Russia)			430,000	440,004

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016 (In default)(NON)			300,000	90,000

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022			100,000	97,000

Newfield Exploration Co. sr. unsec. unsub. notes 5 3/8s, 2026			95,000	86,925

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6 7/8s, 2023			110,000	84,150

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2022			155,000	122,807

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/8s, 2023 (Cayman Islands)			113,000	36,160

Paragon Offshore PLC 144A company guaranty sr. unsec. notes 6 3/4s, 2022			85,000	11,050

Paragon Offshore PLC 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2024			284,000	36,920

Pertamina Persero PT 144A sr. unsec. notes 4 7/8s, 2022 (Indonesia)			200,000	189,994

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.3s, 2023 (Indonesia)			285,000	260,019

Petrobras Global Finance BV company guaranty sr. unsec. notes 6 7/8s, 2040 (Brazil)			52,000	33,800

Petroleos de Venezuela SA company guaranty sr. unsec. notes 5 1/4s, 2017 (Venezuela)			3,220,000	1,432,900

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5 3/8s, 2027 (Venezuela)			1,065,000	336,540

Petroleos de Venezuela SA sr. unsec. notes 5 1/8s, 2016 (Venezuela)			711,000	490,590

Petroleos de Venezuela SA 144A company guaranty sr. notes 8 1/2s, 2017 (Venezuela)			1,270,000	854,075

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6s, 2026 (Venezuela)			760,000	243,162

Petroleos Mexicanos company guaranty sr. unsec. unsub. bonds 6 5/8s, 2035 (Mexico)			380,000	356,250

Petroleos Mexicanos 144A company guaranty sr. unsec. notes 4 1/2s, 2026 (Mexico)			85,000	78,003

Petroleos Mexicanos 144A company guaranty sr. unsec. unsub. notes 5 5/8s, 2046 (Mexico)			475,000	384,303

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. notes 5 5/8s, 2022			60,000	52,800

Rose Rock Midstream LP/Rose Rock Finance Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2023			95,000	82,650

Sabine Pass Liquefaction, LLC company guaranty sr. notes 5 5/8s, 2023			100,000	88,750

Sabine Pass Liquefaction, LLC sr. notes 6 1/4s, 2022			100,000	92,750

Sabine Pass Liquefaction, LLC sr. notes 5 3/4s, 2024			100,000	89,000

Sabine Pass LNG LP company guaranty sr. notes 6 1/2s, 2020			95,000	91,913

Samson Investment Co. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020 (In default)(NON)			535,000	8,025

SandRidge Energy, Inc. 144A company guaranty notes 8 3/4s, 2020			185,000	112,156

Seven Generations Energy, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Canada)			170,000	163,625

Seventy Seven Energy, Inc. sr. unsec. notes 6 1/2s, 2022			20,000	8,000

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023			130,000	119,600

Tervita Corp. 144A company guaranty sr. notes 9s, 2018 (Canada)		CAD	50,000	27,726

Tervita Corp. 144A sr. notes 8s, 2018 (Canada)			$60,000	45,000

Tervita Corp. 144A sr. unsec. notes 10 7/8s, 2018 (Canada)			45,000	25,200

Triangle USA Petroleum Corp. 144A sr. unsec. notes 6 3/4s, 2022			30,000	12,600

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			220,000	183,700

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			210,000	181,650

Williams Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			165,000	167,882

Williams Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			305,000	280,600

				11,724,908
Financials (5.2%)

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			165,000	160,875

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2031			293,000	339,423

American International Group, Inc. jr. sub. FRB 8.175s, 2058			72,000	95,220

Baggot Securities, Ltd. 144A jr. sub. notes 10.24s, perpetual maturity (Ireland)		EUR	630,000	711,170

Banco do Brasil SA/Cayman 144A unsec. sub. notes 5 7/8s, 2022 (Brazil)			$1,295,000	1,053,806

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.1s, perpetual maturity			50,000	48,500

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6 1/2s, perpetual maturity			80,000	81,600

BBVA International Preferred SAU company guaranty jr. unsec. sub. FRB 5.919s, perpetual maturity (Spain)			39,000	39,488

CBRE Services, Inc. company guaranty sr. unsec. notes 5 1/4s, 2025			75,000	76,035

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2023			99,000	99,510

CIT Group, Inc. sr. unsec. notes 5s, 2023			125,000	124,375

CIT Group, Inc. sr. unsec. notes 5s, 2022			325,000	324,594

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020			175,000	183,313

CIT Group, Inc. sr. unsec. unsub. notes 3 7/8s, 2019			70,000	69,606

CNO Financial Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2025			85,000	86,275

CNO Financial Group, Inc. sr. unsec. unsub. notes 4 1/2s, 2020			90,000	91,800

Community Choice Financial, Inc. company guaranty sr. notes 10 3/4s, 2019			118,000	38,940

Credit Acceptance Corp. company guaranty sr. unsec. bonds 6 1/8s, 2021			134,000	131,990

DFC Finance Corp. 144A company guaranty sr. notes 10 1/2s, 2020			160,000	94,000

Dresdner Funding Trust I jr. unsec. sub. notes 8.151s, 2031			250,000	312,188

E*Trade Financial Corp. sr. unsec. unsub. notes 5 3/8s, 2022			115,000	121,900

E*Trade Financial Corp. sr. unsec. unsub. notes 4 5/8s, 2023			150,000	151,500

Genworth Holdings, Inc. company guaranty jr. unsec. sub. FRB 6.15s, 2066			78,000	35,880

HSBC Capital Funding LP/Jersey bank guaranty jr. unsec. sub. FRB 5.13s, perpetual maturity (United Kingdom)		EUR	208,000	233,581

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. notes 8 1/8s, 2019(PIK)			$53,000	51,145

HUB International, Ltd. 144A sr. unsec. notes 7 7/8s, 2021			220,000	210,100

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2022			195,000	196,219

iStar, Inc. sr. unsec. notes 5s, 2019(R)			10,000	9,500

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657s, perpetual maturity (United Kingdom)			125,000	139,688

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021(R)			102,000	106,590

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)			265,000	277,919

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2020			100,000	91,000

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021			270,000	224,100

Ocwen Financial Corp. 144A company guaranty sr. unsec. notes 7 1/8s, 2019			101,000	90,395

OneMain Financial Holdings, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2019			94,000	97,290

OneMain Financial Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021			116,000	118,320

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019			102,000	102,000

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021			60,000	54,000

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			245,000	232,750

Royal Bank of Scotland Group PLC jr. sub. unsec. FRN Ser. U, 7.64s, perpetual maturity (United Kingdom)			300,000	315,750

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 8s, perpetual maturity (United Kingdom)			200,000	201,500

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7 1/2s, perpetual maturity (United Kingdom)			200,000	199,562

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.092s, perpetual maturity (United Kingdom)		EUR	150,000	176,828

Royal Bank of Scotland Group PLC unsec. sub. notes 5 1/8s, 2024 (United Kingdom)			$105,000	105,834

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A sr. unsec. notes 7 3/4s, 2018 (Russia)			900,000	929,250

Sberbank of Russia Via SB Capital SA 144A sr. notes 6 1/8s, 2022 (Russia)			250,000	251,250

Societe Generale SA 144A jr. unsec. sub. FRB 7 7/8s, perpetual maturity (France)			200,000	195,000

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes Ser. MTN, 6.9s, 2017			175,000	182,875

Springleaf Finance Corp. sr. unsec. notes 5 1/4s, 2019			155,000	151,513

Springleaf Finance Corp. sr. unsec. unsub. notes 6s, 2020			230,000	230,863

TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 8 1/2s, 2018			25,000	19,688

UBS AG/Jersey jr. unsec. sub. FRN Ser. EMTN, 7.152s, perpetual maturity (Jersey)		EUR	200,000	246,945

Ukreximbank Via Biz Finance PLC 144A sr. unsec. bonds 9 5/8s, 2022 (Ukraine)			$250,000	218,750

USI, Inc./NY 144A sr. unsec. notes 7 3/4s, 2021			198,000	193,793

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.8s, 2025 (Russia)			255,000	242,250

VTB Bank OJSC 144A jr. unsec. sub. FRN 9 1/2s, perpetual maturity (Russia)			1,000,000	908,750

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			1,548,000	1,589,977

Walter Investment Management Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2021			140,000	119,700

				13,186,663
Health care (2.6%)

Acadia Healthcare Co., Inc. company guaranty sr. unsec. notes 6 1/8s, 2021			225,000	234,000

Acadia Healthcare Co., Inc. company guaranty sr. unsec. notes 5 1/8s, 2022			85,000	83,725

AMAG Pharmaceuticals, Inc. 144A company guaranty sr. unsec. notes 7 7/8s, 2023			176,000	168,520

Capsugel SA 144A sr. unsec. notes 7s, 2019 (Luxembourg)(PIK)			50,000	50,000

Centene Corp. sr. unsec. unsub. notes 4 3/4s, 2022			135,000	134,325

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2021			30,000	30,525

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018			42,000	42,945

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6 7/8s, 2022			40,000	40,848

Concordia Healthcare Corp. 144A company guaranty sr. unsec. notes 7s, 2023 (Canada)			120,000	105,000

Crimson Merger Sub, Inc. 144A sr. unsec. notes 6 5/8s, 2022			245,000	210,700

DPx Holdings BV 144A sr. unsec. notes 7 1/2s, 2022 (Netherlands)			212,000	214,120

Endo Finance, LLC 144A company guaranty sr. unsec. notes 5 3/4s, 2022			277,000	274,230

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/8s, 2023			158,000	151,878

Endo Limited/Endo Finance LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. notes 6s, 2025 (Ireland)			200,000	194,250

Endo Limited/Endo Finance LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. notes 6s, 2023 (Ireland)			200,000	197,500

Halyard Health, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2022			156,000	159,120

HCA, Inc. company guaranty sr. unsec. bonds 5 3/8s, 2025			50,000	49,500

HCA, Inc. sr. notes 6 1/2s, 2020			497,000	541,730

HCA, Inc. sr. unsec. notes 7 1/2s, 2022			74,000	83,250

Hologic, Inc. 144A sr. unsec. notes 5 1/4s, 2022			42,000	42,420

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6 3/8s, 2023			150,000	145,875

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty notes 10 1/2s, 2018			242,000	254,100

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5 1/2s, 2025 (Luxembourg)			132,000	118,140

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.95s, 2024(R)			135,000	136,468

Service Corporation International sr. unsec. unsub. notes 5 3/8s, 2024			478,000	497,718

Service Corporation International sr. unsec. unsub. notes 5 3/8s, 2022			279,000	287,370

Sterigenics-Nordion Holdings, LLC 144A sr. unsec. notes 6 1/2s, 2023			109,000	108,183

Teleflex, Inc. company guaranty sr. unsec. notes 5 1/4s, 2024			50,000	50,250

Tenet Healthcare Corp. company guaranty sr. bonds 4 1/2s, 2021			42,000	41,370

Tenet Healthcare Corp. company guaranty sr. bonds 4 3/8s, 2021			117,000	114,075

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			342,000	364,658

Tenet Healthcare Corp. company guaranty sr. notes 6s, 2020			164,000	173,020

Tenet Healthcare Corp. company guaranty sr. notes 4 3/4s, 2020			35,000	35,350

Tenet Healthcare Corp. 144A company guaranty sr. FRN 3.837s, 2020			155,000	153,934

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 7s, 2020			40,000	40,800

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 3/8s, 2020			160,000	159,800

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 1/2s, 2023			80,000	76,000

Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes 6 1/8s, 2025			150,000	142,875

Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes 5 7/8s, 2023			167,000	159,485

Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes 5 3/8s, 2020			158,000	153,260

WellCare Health Plans, Inc. sr. unsec. notes 5 3/4s, 2020			265,000	275,600

				6,496,917
Technology (1.3%)

ACI Worldwide, Inc. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			85,000	88,719

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021			148,000	68,450

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			463,000	366,928

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6s, 2025			70,000	67,157

First Data Corp. company guaranty sr. unsec. notes 12 5/8s, 2021			79,000	89,764

First Data Corp. company guaranty sr. unsec. notes 11 1/4s, 2021			78,000	85,215

First Data Corp. company guaranty sr. unsec. sub. notes 11 3/4s, 2021			160,000	177,600

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			139,000	144,213

First Data Corp. 144A sr. notes 5 3/8s, 2023			150,000	148,500

Freescale Semiconductor, Inc. 144A sr. notes 6s, 2022			115,000	120,175

Infor US, Inc. 144A sr. notes 5 3/4s, 2020			51,000	50,745

Infor US, Inc. 144A sr. unsec. notes 6 1/2s, 2022			325,000	298,188

Iron Mountain, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023(R)			210,000	210,000

Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 6s, 2020(R)			65,000	65,631

Micron Technology, Inc. sr. unsec. bonds 5 7/8s, 2022			181,000	178,511

Micron Technology, Inc. 144A sr. unsec. notes 5 1/4s, 2023			188,000	172,922

SoftBank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)			430,000	417,100

Techem Energy Metering Service GmbH 144A sr. sub. bonds 7 7/8s, 2020 (Germany)		EUR	230,000	275,773

Zebra Technologies Corp. 144A sr. unsec. unsub. notes 7 1/4s, 2022			$213,000	226,845

				3,252,436
Transportation (0.2%)

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6 3/8s, 2023			190,000	172,425

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023			268,000	265,320

				437,745
Utilities and power (1.8%)

AES Corp./Virginia (The) sr. unsec. notes 5 1/2s, 2025			390,000	345,150

AES Corp./Virginia (The) sr. unsec. unsub. notes 7 3/8s, 2021			180,000	186,750

AES Corp./Virginia (The) sr. unsec. unsub. notes 4 7/8s, 2023			85,000	74,375

Calpine Corp. sr. unsec. notes 5 3/4s, 2025			335,000	313,225

Calpine Corp. 144A company guaranty sr. notes 6s, 2022			50,000	52,125

Calpine Corp. 144A company guaranty sr. notes 5 7/8s, 2024			40,000	41,450

Colorado Interstate Gas Co., LLC sr. unsec. debs. 6.85s, 2037			290,000	288,273

Dynegy, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022			20,000	20,175

Dynegy, Inc. company guaranty sr. unsec. notes 6 3/4s, 2019			468,000	469,170

Dynegy, Inc. company guaranty sr. unsec. unsub. notes 7 5/8s, 2024			10,000	10,100

El Paso Natural Gas Co., LLC sr. unsec. debs. 8 5/8s, 2022			345,000	409,878

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A notes 11 3/4s, 2022 (In default)(NON)			134,882	143,650

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020			201,000	199,995

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. notes 6 3/8s, 2023			70,000	51,668

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2022			70,000	56,000

EP Energy, LLC/Everest Acquisition Finance, Inc. sr. unsec. notes 9 3/8s, 2020			345,000	296,700

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020			261,000	242,730

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			65,000	60,125

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021			400,000	405,500

NRG Yield Operating, LLC company guaranty sr. unsec. notes 5 3/8s, 2024			85,000	74,588

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			175,000	179,335

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			155,000	149,963

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5s, 2022			85,000	82,990

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2023			69,000	63,787

Southern Star Central Corp. 144A sr. unsec. notes 5 1/8s, 2022			199,000	191,040

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. 144A company guaranty sr. notes 11 1/2s, 2020 (In default)(NON)			119,000	46,113

				4,454,855

Total corporate bonds and notes (cost $90,013,141)				$80,370,579

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (10.7%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 8.28s, 2033 (Argentina) (In default)(NON)			$672,978	$667,931

Argentina (Republic of) sr. unsec. bonds 7s, 2017 (Argentina)			1,660,000	1,672,450

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015 (Argentina)			651,000	669,879

Argentina (Republic of) sr. unsec. unsub. notes Ser. 1, 8 3/4s, 2017 (Argentina) (In default)(NON)			150,000	151,125

Argentina (Republic of) sr. unsec. unsub. notes Ser. LOC, 8.28s, 2033 (Argentina)			1,017,880	875,376

Argentina (Republic of) sr. unsec. unsub. notes Ser. NY, 8.28s, 2033 (Argentina) (In default)(NON)			1,770,774	1,784,055

Brazil (Federal Republic of) unsec. notes 10s, 2017 (Brazil) (units)		BRL	1,350	329,043

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10 7/8s, 2021 (Argentina)			$2,075,000	2,012,750

Chile (Republic of) notes 5 1/2s, 2020 (Chile)		CLP	235,500,000	352,129

Costa Rica (Republic of) 144A unsec. notes 7s, 2044 (Costa Rica)			$200,000	178,750

Croatia (Republic of) 144A sr. unsec. bonds 6s, 2024 (Croatia)			400,000	420,000

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 3/8s, 2021 (Croatia)			360,000	387,128

Egypt (Government of) 144A sr. unsec. notes 5 7/8s, 2025 (Egypt)			200,000	188,500

Ghana (Republic of) 144A unsec. notes 8 1/2s, 2017 (Ghana)			274,000	271,945

Ghana (Republic of) 144A unsec. notes 7 7/8s, 2023 (Ghana)			947,185	786,164

Hellenic (Republic of) sr. unsec. bonds 4 3/4s, 2019 (Greece)		EUR	2,280,000	2,209,595

Hellenic (Republic of) sr. unsec. notes 3 3/8s, 2017 (Greece)		EUR	1,896,000	1,867,113

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2038 (Greece)(STP)		EUR	562,543	354,145

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2037 (Greece)(STP)		EUR	50,102	31,700

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2036 (Greece)(STP)		EUR	452,051	290,202

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2035 (Greece)(STP)		EUR	396,222	256,616

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2034 (Greece)(STP)		EUR	204,967	134,409

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2033 (Greece)(STP)		EUR	171,524	114,004

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2032 (Greece)(STP)		EUR	246,577	166,800

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2031 (Greece)(STP)		EUR	84,480	58,264

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2030 (Greece)(STP)		EUR	1,075,053	753,541

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2029 (Greece)(STP)		EUR	127,387	90,967

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2028 (Greece)(STP)		EUR	1,070,533	776,881

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2027 (Greece)(STP)		EUR	408,920	301,800

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2026 (Greece)(STP)		EUR	1,119,402	841,276

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2025 (Greece)(STP)		EUR	2,672,753	2,063,844

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2024 (Greece)(STP)		EUR	393,427	306,192

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3s (3.65s, 2/24/20), 2023 (Greece)(STP)		EUR	1,173,192	926,561

Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6 5/8s, 2037 (Indonesia)			$575,000	603,100

Kenya (Republic of) 144A sr. unsec. notes 6 7/8s, 2024 (Kenya)			200,000	180,500

Russia (Federation of) 144A sr. notes 5 5/8s, 2042 (Russia)			200,000	183,000

Russia (Federation of) 144A sr. unsec. notes 4 1/2s, 2022 (Russia)			235,000	235,000

Turkey (Republic of) unsec. bonds 6s, 2041 (Turkey)			975,000	949,377

Ukraine (Government of) 144A sr. unsec. notes 9 1/4s, 2017 (Ukraine) (In default)(NON)			1,805,000	1,427,087

United Mexican States sr. unsec. notes 5 3/4s, 2110 (Mexico)			220,000	205,700

Venezuela (Bolivarian Republic of) sr. unsec. bonds 7s, 2038 (Venezuela)			265,000	86,523

Venezuela (Bolivarian Republic of) 144A sr. unsec. unsub. bonds 13 5/8s, 2018 (Venezuela)			1,215,000	619,650

Total foreign government and agency bonds and notes (cost $29,509,149)				$26,781,072

SENIOR LOANS (2.5%)(a)(c)
			Principal amount	Value

Academy, Ltd. bank term loan FRN Ser. B, 5s, 2022			$216,822	$215,497

Asurion, LLC bank term loan FRN 8 1/2s, 2021			148,000	133,163

Asurion, LLC bank term loan FRN Ser. B1, 5s, 2019			80,409	76,464

Asurion, LLC bank term loan FRN Ser. B4, 5s, 2022			94,763	89,639

Atkore International, Inc. bank term loan FRN 4 1/2s, 2021			66,781	63,609

Avaya, Inc. bank term loan FRN Ser. B6, 6 1/2s, 2018			140,056	114,146

Avaya, Inc. bank term loan FRN Ser. B7, 6 1/4s, 2020			217,475	167,999

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11s, 2017			994,505	925,422

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B7, 11 1/2s, 2017			69,650	62,903

Caesars Growth Properties Holdings, LLC bank term loan FRN 6 1/4s, 2021			261,688	228,322

CEC Entertainment, Inc. bank term loan FRN Ser. B, 4s, 2021			146,765	142,240

CPG International, Inc. bank term loan FRN Ser. B, 4 3/4s, 2020			98,497	97,348

Dell International, LLC bank term loan FRN Ser. B2, 4s, 2020			180,041	179,411

First Data Corp. bank term loan FRN 4.2s, 2021			12,896	12,878

First Data Corp. bank term loan FRN Ser. B, 3.7s, 2018			121,183	120,066

Freescale Semiconductor, Inc. bank term loan FRN Ser. B5, 5s, 2021			318,500	318,411

Gates Global, LLC/Gates Global Co. bank term loan FRN 4 1/4s, 2021			81,918	77,566

Getty Images, Inc. bank term loan FRN Ser. B, 4 3/4s, 2019			225,367	145,831

Grifols Worldwide Operations USA, Inc. bank term loan FRN 3.198s, 2021			231,475	231,210

iHeartCommunications, Inc. bank term loan FRN Ser. D, 6.948s, 2019			319,000	263,773

JC Penney Corp., Inc. bank term loan FRN 5s, 2019			133,737	133,211

Jeld-Wen, Inc. bank term loan FRN Ser. B, 5s, 2022			95,000	94,683

Level 3 Financing, Inc. bank term loan FRN Ser. B1, 4s, 2020			80,000	79,383

Level 3 Financing, Inc. bank term loan FRN Ser. B2, 3 1/2s, 2022			125,000	124,037

Libbey Glass, Inc. bank term loan FRN Ser. B, 3 3/4s, 2021			88,875	88,320

Navistar, Inc. bank term loan FRN Ser. B, 6 1/2s, 2020			150,000	146,063

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4 1/4s, 2020			283,709	277,390

Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, 4 3/4s, 2021			79,000	77,815

Patheon, Inc. bank term loan FRN Ser. B, 4 1/4s, 2021 (Netherlands)			123,438	121,308

Restaurant Brands International, Inc. bank term loan FRN Ser. B, 3 3/4s, 2021 (Canada)			148,136	147,713

Revlon Consumer Products Corp. bank term loan FRN Ser. B, 4s, 2019			168,930	168,635

ROC Finance, LLC bank term loan FRN 5s, 2019			480,855	455,610

Talbots, Inc. (The) bank term loan FRN 9 1/2s, 2021			55,000	53,900

Talbots, Inc. (The) bank term loan FRN 5 1/2s, 2020			109,444	107,164

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.683s, 2017			499,637	192,360

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.683s, 2017			5,128	1,974

TransDigm, Inc. bank term loan FRN Ser. E, 3 1/2s, 2022			39,810	39,196

Univision Communications, Inc. bank term loan FRN 4s, 2020			295,971	293,094

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. E, 3 3/4s, 2020			119,410	117,520

Total senior loans (cost $7,004,967)				$6,385,274

PURCHASED SWAP OPTIONS OUTSTANDING (1.2%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Bank of America N.A.

(1.548)/3 month USD-LIBOR-BBA/Dec-17	Dec-15/1.548		$84,204,500	$3,368

Barclays Bank PLC

2.055/3 month USD-LIBOR-BBA/Oct-25	Oct-15/2.055		17,005,200	150,836

Citibank, N.A.

2.12/3 month USD-LIBOR-BBA/Oct-25	Oct-15/2.12		17,005,200	217,837

(2.087)/3 month USD-LIBOR-BBA/May-18	May-16/2.087		34,590,200	12,452

Credit Suisse International

2.07125/3 month USD-LIBOR-BBA/Oct-25	Oct-15/2.07125		25,507,800	243,089

(2.915)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.915		3,749,700	237,731

(3.315)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/3.315		3,749,700	138,866

(2.42875)/3 month USD-LIBOR-BBA/Oct-25	Oct-15/2.42875		25,507,800	5,357

Goldman Sachs International

2.155/3 month USD-LIBOR-BBA/Oct-25	Oct-15/2.155		34,010,400	460,501

2.0775/3 month USD-LIBOR-BBA/Nov-25	Nov-15/2.0775		34,010,400	423,089

0.90/3 month USD-LIBOR-BBA/Dec-17	Dec-15/0.90		90,955,300	250,127

1.992/3 month USD-LIBOR-BBA/Oct-25	Oct-15/1.992		34,010,400	204,403

(2.82)/3 month USD-LIBOR-BBA/Jan-46	Jan-16/2.82		3,603,400	71,600

(2.234)/3 month USD-LIBOR-BBA/Oct-25	Oct-15/2.234		34,010,400	57,478

(2.5025)/3 month USD-LIBOR-BBA/Nov-25	Nov-15/2.5025		34,010,400	32,990

(2.18625)/3 month USD-LIBOR-BBA/Jun-18	Jun-16/2.18625		34,590,200	9,685

(2.49)/3 month USD-LIBOR-BBA/Oct-25	Oct-15/2.49		34,010,400	34

JPMorgan Chase Bank N.A.

2.0775/3 month USD-LIBOR-BBA/Oct-25	Oct-15/2.0775		34,010,400	342,145

0.98/3 month USD-LIBOR-BBA/Dec-17	Dec-15/0.98		43,170,500	162,753

Total purchased swap options outstanding (cost $3,136,941)				$3,024,341

PREFERRED STOCKS (0.2%)(a)
			Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.			219	$220,095

GMAC Capital Trust I Ser. 2, $2.031 cum. ARP			6,980	178,199

M/I Homes, Inc. Ser. A, $2.438 pfd.			5,132	130,609

Total preferred stocks (cost $496,591)				$528,903

PURCHASED OPTIONS OUTSTANDING (0.2%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Dec-15/$100.98		$9,000,000	$75,474

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Dec-15/100.86		9,000,000	69,993

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Dec-15/100.66		9,000,000	62,640

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Dec-15/100.50		9,000,000	56,772

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Nov-15/101.25		9,000,000	59,265

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Nov-15/101.13		9,000,000	53,577

Total purchased options outstanding (cost $736,875)				$377,721

CONVERTIBLE BONDS AND NOTES (0.1%)(a)
			Principal amount	Value

iStar, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)			$125,000	$142,734

Navistar International Corp. cv. sr. unsec. sub. bonds 4 1/2s, 2018			54,000	39,521

Total convertible bonds and notes (cost $171,968)				$182,255

COMMON STOCKS (—%)(a)
			Shares	Value

Connacher Oil and Gas, Ltd. (Canada)(NON)			7,894	$3,549

Connacher Oil and Gas, Ltd. (Canada)(NON)			1,837	772

Lone Pine Resources Canada, Ltd. (Canada)(F)(NON)			12,972	519

Lone Pine Resources, Inc. Class A (Canada)(F)(NON)			12,972	519

Tribune Media Co. Class 1C(F)			55,356	13,839

Total common stocks (cost $431,747)				$19,198

SHORT-TERM INVESTMENTS (8.5%)(a)
			Principal amount/shares	Value

Putnam Short Term Investment Fund 0.13%(AFF)		Shares	6,815,566	$6,815,566

SSgA Prime Money Market Fund Class N 0.09%(P)		Shares	110,000	110,000

U.S. Treasury Bills 0.06%, February 18, 2016(SEGSF)(SEGCCS)			$1,429,000	1,428,870

U.S. Treasury Bills 0.16%, February 11, 2016(SEGSF)(SEGCCS)			1,248,000	1,247,885

U.S. Treasury Bills 0.03%, February 4, 2016(SEGSF)(SEGCCS)			1,696,000	1,695,888

U.S. Treasury Bills 0.09%, January 14, 2016(SEG)(SEGSF)(SEGCCS)			133,000	132,997

U.S. Treasury Bills 0.04%, October 22, 2015(SEG)(SEGSF)(SEGCCS)			2,137,000	2,136,956

U.S. Treasury Bills 0.02%, October 15, 2015(SEG)(SEGSF)(SEGCCS)			2,410,000	2,409,978

U.S. Treasury Bills 0.02%, October 8, 2015(SEG)(SEGSF)(SEGCCS)			3,669,000	3,668,985

U.S. Treasury Bills 0.01%, October 1, 2015			1,758,000	1,758,000

Total short-term investments (cost $21,404,235)				$21,405,125

TOTAL INVESTMENTS

Total investments (cost $482,926,753)(b)				$471,630,328

FORWARD CURRENCY CONTRACTS at 9/30/15 (aggregate face value $126,535,346) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	10/21/15	$255,296	$337,426	$(82,130)
	British Pound	Buy	12/16/15	307,749	311,519	(3,770)
	Canadian Dollar	Buy	10/21/15	794,073	826,930	(32,857)
	Canadian Dollar	Sell	10/21/15	794,073	808,529	14,456
	Chilean Peso	Sell	10/21/15	294,563	323,577	29,014
	Euro	Buy	12/16/15	1,190,090	1,205,215	(15,125)
	Mexican Peso	Buy	10/21/15	1,267,962	1,360,187	(92,225)
	New Taiwan Dollar	Sell	11/18/15	1,305,062	1,310,327	5,265
	New Zealand Dollar	Buy	10/21/15	711,890	674,901	36,989
	Norwegian Krone	Buy	12/16/15	116,141	119,979	(3,838)
	Swedish Krona	Sell	12/16/15	1,402,663	1,395,114	(7,549)
Barclays Bank PLC
	Australian Dollar	Buy	10/21/15	2,560,182	2,668,147	(107,965)
	Australian Dollar	Sell	10/21/15	2,560,182	2,658,908	98,726
	British Pound	Buy	12/16/15	64,272	65,054	(782)
	Canadian Dollar	Buy	10/21/15	3,271,599	3,329,801	(58,202)
	Canadian Dollar	Sell	10/21/15	3,271,599	3,307,154	35,555
	Euro	Sell	12/16/15	2,832,185	2,849,988	17,803
	Japanese Yen	Buy	11/18/15	175,622	140,206	35,416
	Mexican Peso	Buy	10/21/15	1,255,140	1,346,722	(91,582)
	New Zealand Dollar	Buy	10/21/15	3,101,712	3,169,937	(68,225)
	New Zealand Dollar	Sell	10/21/15	3,101,712	3,250,356	148,644
	Norwegian Krone	Sell	12/16/15	1,337,825	1,381,108	43,283
	Singapore Dollar	Sell	11/18/15	76,966	104,658	27,692
	Swedish Krona	Sell	12/16/15	745,371	741,884	(3,487)
	Swiss Franc	Buy	12/16/15	376,256	376,962	(706)
Citibank, N.A.
	Australian Dollar	Buy	10/21/15	161,620	161,409	211
	Australian Dollar	Sell	10/21/15	161,620	175,641	14,021
	Brazilian Real	Buy	10/2/15	119,006	121,771	(2,765)
	Brazilian Real	Sell	10/2/15	119,006	149,115	30,109
	Brazilian Real	Sell	1/5/16	115,250	118,053	2,803
	British Pound	Buy	12/16/15	548,504	555,141	(6,637)
	Canadian Dollar	Sell	10/21/15	565,697	557,943	(7,754)
	Chilean Peso	Buy	10/21/15	47,878	51,532	(3,654)
	Chilean Peso	Sell	10/21/15	47,878	47,231	(647)
	Euro	Buy	12/16/15	339,450	343,661	(4,211)
	Japanese Yen	Sell	11/18/15	628,709	608,125	(20,584)
	Mexican Peso	Buy	10/21/15	1,096,421	1,181,558	(85,137)
	New Zealand Dollar	Buy	10/21/15	829,549	826,858	2,691
	New Zealand Dollar	Sell	10/21/15	829,549	869,609	40,060
	Norwegian Krone	Buy	12/16/15	657,638	679,962	(22,324)
	Swedish Krona	Sell	12/16/15	1,414,225	1,407,996	(6,229)
	Swiss Franc	Sell	12/16/15	68,317	68,422	105
Credit Suisse International
	Australian Dollar	Buy	10/21/15	1,275,358	1,383,748	(108,390)
	Australian Dollar	Sell	10/21/15	1,275,358	1,336,934	61,576
	British Pound	Buy	12/16/15	889,220	900,007	(10,787)
	Canadian Dollar	Sell	10/21/15	606,382	590,434	(15,948)
	Euro	Sell	12/16/15	614,233	621,907	7,674
	Japanese Yen	Sell	11/18/15	47,514	25,916	(21,598)
	New Zealand Dollar	Buy	10/21/15	820,229	810,829	9,400
	Norwegian Krone	Sell	12/16/15	438,120	452,784	14,664
	Singapore Dollar	Sell	11/18/15	61,952	88,758	26,806
	Swedish Krona	Sell	12/16/15	495,533	493,258	(2,275)
	Swiss Franc	Sell	12/16/15	702,612	703,716	1,104
Deutsche Bank AG
	Australian Dollar	Buy	10/21/15	84,631	84,574	57
	Australian Dollar	Sell	10/21/15	84,631	91,913	7,282
	British Pound	Buy	12/16/15	37,051	37,500	(449)
	Canadian Dollar	Buy	10/21/15	717,123	713,625	3,498
	Canadian Dollar	Sell	10/21/15	717,123	761,317	44,194
	Euro	Sell	12/16/15	1,296,043	1,312,154	16,111
	Japanese Yen	Sell	11/18/15	1,292,567	1,250,365	(42,202)
	New Zealand Dollar	Buy	10/21/15	184,947	193,876	(8,929)
	New Zealand Dollar	Sell	10/21/15	184,947	184,343	(604)
	Norwegian Krone	Sell	12/16/15	474,210	490,194	15,984
	Polish Zloty	Sell	12/16/15	655,718	655,942	224
	Swedish Krona	Sell	12/16/15	12,304	12,254	(50)
Goldman Sachs International
	Australian Dollar	Buy	10/21/15	444,752	484,512	(39,760)
	British Pound	Buy	12/16/15	727,709	736,561	(8,852)
	Canadian Dollar	Sell	10/21/15	663,026	736,666	73,640
	Euro	Sell	12/16/15	1,252,745	1,268,441	15,696
	Japanese Yen	Sell	11/18/15	650,140	667,926	17,786
	New Zealand Dollar	Buy	10/21/15	66,203	65,984	219
	New Zealand Dollar	Sell	10/21/15	66,203	69,408	3,205
	Norwegian Krone	Sell	12/16/15	582,162	601,747	19,585
	South African Rand	Buy	10/21/15	22,505	24,776	(2,271)
	Swedish Krona	Buy	12/16/15	487,024	480,145	6,879
HSBC Bank USA, National Association
	Australian Dollar	Buy	10/21/15	98,865	98,747	118
	Australian Dollar	Sell	10/21/15	98,865	107,381	8,516
	British Pound	Sell	12/16/15	612,776	620,207	7,431
	Canadian Dollar	Buy	10/21/15	1,325,078	1,343,850	(18,772)
	Canadian Dollar	Sell	10/21/15	1,325,078	1,401,438	76,360
	Euro	Sell	12/16/15	3,084,144	3,122,484	38,340
	Japanese Yen	Sell	11/18/15	425,939	412,065	(13,874)
	New Zealand Dollar	Buy	10/21/15	601,701	630,881	(29,180)
	New Zealand Dollar	Sell	10/21/15	601,701	599,647	(2,054)
	Swedish Krona	Sell	12/16/15	299,963	298,758	(1,205)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	10/21/15	1,281,949	1,359,153	(77,204)
	Australian Dollar	Sell	10/21/15	1,281,949	1,333,860	51,911
	British Pound	Buy	12/16/15	128,846	130,421	(1,575)
	Canadian Dollar	Sell	10/21/15	1,328,450	1,362,097	33,647
	Euro	Sell	12/16/15	1,509,850	1,516,284	6,434
	Japanese Yen	Sell	11/18/15	130,569	207,554	76,985
	Mexican Peso	Buy	10/21/15	1,295,432	1,385,215	(89,783)
	Mexican Peso	Sell	10/21/15	1,295,432	1,302,060	6,628
	New Taiwan Dollar	Sell	11/18/15	1,284,644	1,329,217	44,573
	New Zealand Dollar	Buy	10/21/15	2,229,709	2,274,156	(44,447)
	New Zealand Dollar	Sell	10/21/15	2,211,961	2,318,731	106,770
	Norwegian Krone	Sell	12/16/15	1,542,783	1,600,807	58,024
	Singapore Dollar	Sell	11/18/15	66,021	92,593	26,572
	South African Rand	Buy	10/21/15	324,234	360,104	(35,870)
	South Korean Won	Sell	11/18/15	63,787	60,019	(3,768)
	Swedish Krona	Sell	12/16/15	1,105,609	1,100,857	(4,752)
	Swiss Franc	Buy	12/16/15	95,479	95,707	(228)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	10/21/15	1,916,087	2,056,026	(139,939)
	Australian Dollar	Sell	10/21/15	1,916,087	2,001,208	85,121
	British Pound	Buy	12/16/15	1,023,209	1,026,881	(3,672)
	Canadian Dollar	Sell	10/21/15	641,447	700,392	58,945
	Euro	Sell	12/16/15	3,744,808	3,782,444	37,636
	Japanese Yen	Sell	11/18/15	1,276,584	1,315,145	38,561
	New Zealand Dollar	Buy	10/21/15	754,727	735,966	18,761
	Norwegian Krone	Sell	12/16/15	1,122,121	1,156,616	34,495
	Singapore Dollar	Buy	11/18/15	238,546	228,032	10,514
	South Korean Won	Sell	11/18/15	19,641	29,571	9,930
	Swedish Krona	Buy	12/16/15	450,926	464,712	(13,786)
State Street Bank and Trust Co.
	Australian Dollar	Buy	10/21/15	1,010,666	1,098,397	(87,731)
	Australian Dollar	Sell	10/21/15	1,010,666	1,009,139	(1,527)
	Brazilian Real	Buy	10/2/15	1,184,664	1,466,649	(281,985)
	Brazilian Real	Sell	10/2/15	1,184,664	1,320,419	135,755
	Brazilian Real	Buy	1/5/16	348,194	331,499	16,695
	British Pound	Sell	12/16/15	138,676	140,356	1,680
	Canadian Dollar	Sell	10/21/15	278,053	334,839	56,786
	Chilean Peso	Buy	10/21/15	1,282,458	1,381,198	(98,740)
	Chilean Peso	Sell	10/21/15	1,282,458	1,364,004	81,546
	Euro	Sell	12/16/15	337,772	333,772	(4,000)
	Hungarian Forint	Buy	12/16/15	1,372,428	1,365,584	6,844
	Japanese Yen	Sell	11/18/15	225,133	190,434	(34,699)
	New Zealand Dollar	Buy	10/21/15	1,155,649	1,152,156	3,493
	New Zealand Dollar	Sell	10/21/15	1,155,649	1,211,639	55,990
	Norwegian Krone	Buy	12/16/15	12,378	12,796	(418)
	Singapore Dollar	Buy	11/18/15	103,697	64,422	39,275
	Swedish Krona	Sell	12/16/15	448,316	446,499	(1,817)
	Swiss Franc	Buy	12/16/15	432,020	432,724	(704)
UBS AG
	Australian Dollar	Buy	10/21/15	371,129	461,350	(90,221)
	British Pound	Buy	12/16/15	1,060,108	1,072,933	(12,825)
	Canadian Dollar	Sell	10/21/15	309,597	359,395	49,798
	Chilean Peso	Buy	10/21/15	1,575	1,697	(122)
	Chilean Peso	Sell	10/21/15	1,575	1,554	(21)
	Euro	Sell	12/16/15	2,477,630	2,508,763	31,133
	Israeli Shekel	Sell	10/21/15	8,975	9,350	375
	Japanese Yen	Sell	11/18/15	530,409	512,925	(17,484)
	New Zealand Dollar	Buy	10/21/15	1,154,755	1,172,400	(17,645)
	New Zealand Dollar	Sell	10/21/15	1,154,755	1,150,791	(3,964)
	Norwegian Krone	Buy	12/16/15	17,646	18,229	(583)
	Swedish Krona	Sell	12/16/15	677,759	674,476	(3,283)
WestPac Banking Corp.
	Australian Dollar	Buy	10/21/15	131,680	131,506	174
	Australian Dollar	Sell	10/21/15	131,680	143,090	11,410
	Canadian Dollar	Sell	10/21/15	1,216,285	1,272,224	55,939
	Euro	Sell	12/16/15	2,465,995	2,496,662	30,667
	Japanese Yen	Buy	11/18/15	88,318	41,061	47,257
	New Zealand Dollar	Buy	10/21/15	461,570	528,543	(66,973)
	South Korean Won	Sell	11/18/15	44,205	39,455	(4,750)

Total						$189,415

FUTURES CONTRACTS OUTSTANDING at 9/30/15 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Bund 10 yr (Long)	3	$523,580	Dec-15	$8,104
U.S. Treasury Bond 30 yr (Long)	49	7,709,844	Dec-15	75,451
U.S. Treasury Bond Ultra 30 yr (Long)	19	3,047,719	Dec-15	20,464
U.S. Treasury Note 10 yr (Short)	148	19,052,688	Dec-15	(237,258)

Total				$(133,239)

WRITTEN SWAP OPTIONS OUTSTANDING at 9/30/15 (premiums $4,721,325) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.

1.798/3 month USD-LIBOR-BBA/Dec-17	Dec-15/1.798	$84,204,500	$842
1.278/3 month USD-LIBOR-BBA/Dec-17	Dec-15/1.278	21,051,125	4,421
Barclays Bank PLC

(2.235)/3 month USD-LIBOR-BBA/Oct-25	Oct-15/2.235	8,502,600	176,344
Citibank, N.A.

2.587/3 month USD-LIBOR-BBA/May-18	May-16/2.587	34,590,200	2,767
2.387/3 month USD-LIBOR-BBA/May-18	May-16/2.387	34,590,200	5,189
(2.31)/3 month USD-LIBOR-BBA/Oct-25	Oct-15/2.31	8,502,600	229,825
Credit Suisse International

2.25/3 month USD-LIBOR-BBA/Oct-25	Oct-15/2.25	12,753,900	16,963
(2.25)/3 month USD-LIBOR-BBA/Oct-25	Oct-15/2.25	12,753,900	278,673
2.515/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.515	3,749,700	382,061
Goldman Sachs International

2.3225/3 month USD-LIBOR-BBA/Oct-25	Oct-15/2.3225	17,005,200	340
2.58625/3 month USD-LIBOR-BBA/Jun-18	Jun-16/2.58625	69,180,400	6,226
(1.885)/3 month USD-LIBOR-BBA/Jan-46	Jan-16/1.885	3,603,400	15,495
2.29/3 month USD-LIBOR-BBA/Nov-25	Nov-15/2.29	17,005,200	58,668
2.113/3 month USD-LIBOR-BBA/Oct-25	Oct-15/2.113	17,005,200	74,993
(0.725)/3 month USD-LIBOR-BBA/Dec-17	Dec-15/0.725	90,955,300	104,599
(0.8125)/3 month USD-LIBOR-BBA/Dec-17	Dec-15/0.8125	90,955,300	168,267
(2.113)/3 month USD-LIBOR-BBA/Oct-25	Oct-15/2.113	17,005,200	206,273
(2.29)/3 month USD-LIBOR-BBA/Nov-25	Nov-15/2.29	17,005,200	437,884
(2.3225)/3 month USD-LIBOR-BBA/Oct-25	Oct-15/2.3225	17,005,200	484,647
JPMorgan Chase Bank N.A.

(0.83)/3 month USD-LIBOR-BBA/Dec-17	Dec-15/0.83	43,170,500	84,182
(0.905)/3 month USD-LIBOR-BBA/Dec-17	Dec-15/0.905	43,170,500	120,446
(2.2625)/3 month USD-LIBOR-BBA/Oct-25	Oct-15/2.2625	17,005,200	389,929
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	8,886,000	1,153,074

Total			$4,402,108

WRITTEN OPTIONS OUTSTANDING at 9/30/15 (premiums $722,813) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Dec-15/$99.98	$9,000,000	$38,718
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Dec-15/99.92	9,000,000	35,640
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Dec-15/99.86	9,000,000	35,442
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Dec-15/99.77	9,000,000	31,725
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Dec-15/99.19	9,000,000	18,729
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Dec-15/99.03	9,000,000	16,281
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Dec-15/98.98	9,000,000	16,983
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Dec-15/98.86	9,000,000	15,273
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Nov-15/100.25	9,000,000	21,501
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Nov-15/100.13	9,000,000	19,377
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Nov-15/99.25	9,000,000	6,579
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Nov-15/99.13	9,000,000	5,499

Total			$261,747

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 9/30/15 (Unaudited)

Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)

JPMorgan Chase Bank N.A.

2.117/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/2.117	$4,684,125	$(114,775)	$12,600
2.035/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/2.035	4,684,125	(119,019)	(4,965)
1.00/3 month USD-LIBOR-BBA/Apr-27 (Purchased)	Apr-17/1.00	8,512,300	(56,283)	(16,863)
1.00/3 month USD-LIBOR-BBA/Apr-27 (Purchased)	Apr-17/1.00	17,024,600	(119,598)	(40,706)
(3.035)/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/3.035	4,684,125	(124,635)	(55,455)
(3.117)/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/3.117	4,684,125	(131,156)	(70,107)
2.655/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/2.655	20,516,500	135,922	105,824
2.56/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/2.56	20,516,500	131,156	96,653
(1.00)/3 month USD-LIBOR-BBA/Apr-19 (Written)	Apr-17/1.00	17,024,600	52,129	(10,726)
(1.00)/3 month USD-LIBOR-BBA/Apr-19 (Written)	Apr-17/1.00	34,049,200	108,957	(16,173)
(1.56)/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/1.56	20,516,500	118,120	(64,627)
(1.655)/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/1.655	20,516,500	116,944	(89,247)

Total			$(2,238)	$(153,792)

TBA SALE COMMITMENTS OUTSTANDING at 9/30/15 (proceeds receivable $106,093,516) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4 1/2s, October 1, 2045	$2,000,000	10/14/15	$2,168,125
Federal National Mortgage Association, 4s, October 1, 2045	1,000,000	10/14/15	1,066,563
Federal National Mortgage Association, 3 1/2s, October 1, 2045	22,000,000	10/14/15	22,945,314
Federal National Mortgage Association, 3s, October 1, 2045	79,000,000	10/14/15	80,049,214

Total			$106,229,216

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/15 (Unaudited)

		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Deutsche Bank AG
BRL	23,054,400	$—	1/2/17	Brazil Cetip Interbank Deposit Rate Over	0.00%	$(172,758)
ILS	1,070,000	—	6/26/25	2.39%	3 month TELBOR03	(12,457)
ILS	1,070,000	—	6/29/25	2.404%	3 month TELBOR03	(12,722)
ILS	3,210,000	—	7/1/25	2.4517%	3 month TELBOR03	(41,413)
ILS	4,280,000	—	7/2/25	2.45625%	3 month TELBOR03	(55,593)
PLN	10,159,000	—	3/17/24	4.1072%	6 month PLN-WIBOR-WIBO	(409,723)
PLN	5,065,000	—	3/18/24	4.12875%	6 month PLN-WIBOR-WIBO	(206,556)
PLN	4,320,000	—	3/27/24	4.045%	6 month PLN-WIBOR-WIBO	(171,689)
PLN	1,150,000	—	6/26/25	6 month PLN-WIBOR-WIBO	2.89%	12,097
PLN	1,150,000	—	6/29/25	6 month PLN-WIBOR-WIBO	2.88%	11,792
PLN	3,450,000	—	6/30/25	6 month PLN-WIBOR-WIBO	2.87%	34,529
PLN	3,450,000	—	7/1/25	6 month PLN-WIBOR-WIBO	3.0266%	47,334
PLN	3,450,000	—	7/2/25	6 month PLN-WIBOR-WIBO	3.00%	45,118
ZAR	19,118,000	—	1/26/25	3 month ZAR-JIBAR-SAFEX	7.09%	(110,567)
ZAR	12,745,000	—	1/23/25	3 month ZAR-JIBAR-SAFEX	7.08%	(73,809)
ZAR	23,459,000	—	8/25/25	8.3575%	3 month ZAR-JIBAR-SAFEX	(1,104)
Goldman Sachs International
KRW	1,442,000,000	—	11/6/19	3 month KRW-CD-KSDA-BLOOMBERG	2.17%	27,866
JPMorgan Chase Bank N.A.
BRL	23,286,506	—	1/2/17	Brazil Cetip Interbank Deposit Rate Over	0.00%	(207,361)
BRL	10,063,108	—	1/2/17	Brazil Cetip Interbank Deposit Rate Over	0.00%	(54,447)
PLN	492,000	—	3/12/25	6 month PLN-WIBOR-WIBO	2.4199%	1,369
PLN	22,122,000	—	8/20/17	6 month PLN-WIBOR-WIBO	1.71%	6,862
PLN	1,138,000	—	8/21/17	6 month PLN-WIBOR-WIBO	1.71%	355
ZAR	13,223,000	—	1/22/25	3 month ZAR-JIBAR-SAFEX	7.14%	(72,664)
ZAR	39,669,000	—	1/23/25	3 month ZAR-JIBAR-SAFEX	7.0633%	(232,947)
ZAR	81,000	—	3/10/25	7.9101%	3 month ZAR-JIBAR-SAFEX	163
ZAR	24,486,000	—	8/21/25	8.28%	3 month ZAR-JIBAR-SAFEX	7,751
ZAR	183,249,000	—	8/18/17	7.06%	3 month ZAR-JIBAR-SAFEX	(6,263)
ZAR	36,729,000	—	8/24/25	8.44%	3 month ZAR-JIBAR-SAFEX	(16,985)
ZAR	45,812,250	—	9/9/17	3 month ZAR-JIBAR-SAFEX	7.185%	6,353

Total		$—	$(1,657,469)

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/15 (Unaudited)

				Upfront		Payments	Payments	Unrealized
				premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

		$8,496,000		$(44,240)	9/30/25	3 month USD-LIBOR-BBA	2.1575%	$72,094
		8,496,000		116,333	9/30/25	2.3975%	3 month USD-LIBOR-BBA	(189,782)
		8,496,000		(74,826)	9/30/25	3 month USD-LIBOR-BBA	2.2775%	136,403
		358,949,000	(E)	1,878,714	12/16/17	1.25%	3 month USD-LIBOR-BBA	(875,859)
		251,000	(E)	(3,532)	12/16/25	3 month USD-LIBOR-BBA	2.35%	3,080
		12,753,900		105,689	9/29/25	2.235%	3 month USD-LIBOR-BBA	(161,812)
		4,251,300		84,881	9/29/45	2.703%	3 month USD-LIBOR-BBA	(76,736)
		138,332,000	(E)	123,008	12/16/20	1.70%	3 month USD-LIBOR-BBA	(1,354,930)
		8,334,000	(E)	17,661	12/16/45	3 month USD-LIBOR-BBA	2.70%	284,982
		8,002,000		(106)	9/29/25	2.162%	3 month USD-LIBOR-BBA	(113,566)
		4,367,000		(58)	9/30/25	2.07%	3 month USD-LIBOR-BBA	(24,292)
	AUD	6,732,000		(2,201)	9/28/25	3.00%	6 month AUD-BBR-BBSW	(45,630)
	CAD	19,544,000		(58)	6/17/17	0.92%	3 month CAD-BA-CDOR	(30,281)
	CAD	22,247,000		(166)	6/17/20	3 month CAD-BA-CDOR	1.24%	96,199
	CAD	851,000		(9)	4/17/25	1.89%	3 month CAD-BA-CDOR	(7,534)
	CAD	3,404,000		(36)	4/17/25	1.91875%	3 month CAD-BA-CDOR	(37,112)
	CAD	3,022,000		(33)	4/17/25	1.89375%	3 month CAD-BA-CDOR	(27,564)
	CAD	7,609,000		(89)	6/17/25	2.253%	3 month CAD-BA-CDOR	(241,489)
	CAD	3,639,000		(39)	5/21/25	3 month CAD-BA-CDOR	2.1875%	103,291
	CAD	2,258,000		(24)	6/29/25	3 month CAD-BA-CDOR	2.255%	70,591
	CAD	1,380,000		(15)	6/29/25	3 month CAD-BA-CDOR	2.27%	44,611
	CAD	1,325,000		(13)	7/29/25	3 month CAD-BA-CDOR	2.03%	19,463
	CAD	4,366,000		32,548	7/17/25	3 month CAD-BA-CDOR	2.035%	100,589
	CAD	1,192,000		(12)	7/23/25	3 month CAD-BA-CDOR	2.0125%	16,341
	CAD	2,116,000		(21)	8/5/25	1.9575%	3 month CAD-BA-CDOR	(19,575)
	CAD	1,327,000		(13)	8/7/25	1.9625%	3 month CAD-BA-CDOR	(12,640)
	CAD	1,230,000		(12)	8/14/25	3 month CAD-BA-CDOR	1.9375%	9,142
	CAD	17,288,000		(49)	8/27/17	3 month CAD-BA-CDOR	0.6825%	(27,479)
	CAD	3,805,000		(38)	8/27/25	1.9375%	3 month CAD-BA-CDOR	(26,185)
	CAD	1,415,000		(14)	9/3/25	1.8925%	3 month CAD-BA-CDOR	(4,786)
	CAD	1,388,000		(14)	9/10/25	3 month CAD-BA-CDOR	1.90%	4,967
	CAD	1,362,000		(14)	9/15/25	1.915%	3 month CAD-BA-CDOR	(6,026)
	CAD	27,060,000		(77)	9/18/17	3 month CAD-BA-CDOR	0.755%	(17,529)
	CAD	11,124,000		(68)	9/18/20	1.165%	3 month CAD-BA-CDOR	(2,219)
	CAD	13,530,000		(39)	9/18/17	3 month CAD-BA-CDOR	0.7475%	(10,282)
	CAD	13,529,000		(39)	9/21/17	3 month CAD-BA-CDOR	0.7575%	(8,482)
	CAD	1,435,000		(14)	9/24/25	1.855%	3 month CAD-BA-CDOR	362
	CHF	13,110,000		(52)	5/5/17	6 month CHF-LIBOR-BBA	0.60875%	(26,446)
	CHF	2,590,000		(36)	5/5/25	6 month CHF-LIBOR-BBA	0.22%	22,381
	CHF	2,590,000		(37)	5/19/25	0.29%	6 month CHF-LIBOR-BBA	(39,436)
	CHF	13,110,000		(54)	5/19/17	0.63%	6 month CHF-LIBOR-BBA	20,083
	CHF	1,326,000		(19)	5/26/25	0.28%	6 month CHF-LIBOR-BBA	(18,317)
	CHF	5,448,000		(76)	7/10/25	6 month CHF-LIBOR-BBA	0.31%	81,201
	CHF	673,000		(9)	7/27/25	0.3075%	6 month CHF-LIBOR-BBA	(9,112)
	CHF	817,000		(11)	8/28/25	0.23%	6 month CHF-LIBOR-BBA	(3,174)
	CHF	625,000		(9)	7/22/25	6 month CHF-LIBOR-BBA	0.34%	10,739
	CHF	685,000		(9)	8/10/25	6 month CHF-LIBOR-BBA	0.3025%	8,405
	CHF	2,613,000		(36)	8/26/25	0.1525%	6 month CHF-LIBOR-BBA	10,700
	CHF	617,000		(8)	9/4/25	0.265%	6 month CHF-LIBOR-BBA	(4,401)
	CHF	697,000		(9)	10/1/25	0.225%	6 month CHF-LIBOR-BBA	(1,149)
	EUR	1,486,000	(E)	5,281	12/16/17	0.25%	6 month EUR-EURIBOR-REUTERS	(914)
	EUR	9,451,000	(E)	(43,782)	12/16/20	6 month EUR-EURIBOR-REUTERS	0.50%	14,195
	EUR	367,000	(E)	(11,930)	12/16/25	0.75%	6 month EUR-EURIBOR-REUTERS	(1,762)
	GBP	31,000	(E)	305	12/16/25	2.00%	6 month GBP-LIBOR-BBA	(314)
	JPY	33,102,000		(11)	3/24/44	6 month JPY-LIBOR-BBA	1.80%	31,944
	JPY	64,818,000		(22)	3/24/44	6 month JPY-LIBOR-BBA	1.79625%	62,042
	JPY	1,817,500,000		(71)	3/14/19	6 month JPY-LIBOR-BBA	0.3175%	98,348
	JPY	397,700,000		(69)	3/14/44	1.795%	6 month JPY-LIBOR-BBA	(381,217)
	JPY	32,090,000		(6)	3/24/44	6 month JPY-LIBOR-BBA	1.80125%	31,057
	JPY	37,000,000		(11)	11/7/44	6 month JPY-LIBOR-BBA	1.5025%	13,700
	JPY	219,000,000		(66)	11/7/44	6 month JPY-LIBOR-BBA	1.495%	77,536
	JPY	1,143,000,000		(81)	11/7/19	0.2475%	6 month JPY-LIBOR-BBA	(40,015)
	JPY	674,500,000		(48)	11/7/19	0.25%	6 month JPY-LIBOR-BBA	(24,248)
	JPY	11,690,000		(4)	11/7/44	6 month JPY-LIBOR-BBA	1.4975%	4,202
	JPY	36,112,000		(4)	5/1/25	0.51%	6 month JPY-LIBOR-BBA	(1,295)
	JPY	1,165,852,000		(70)	5/20/25	0.583%	6 month JPY-LIBOR-BBA	(107,060)
	JPY	932,896,000		(55)	5/26/25	6 month JPY-LIBOR-BBA	0.595%	93,182
	JPY	339,074,000		(37)	5/26/25	0.614%	6 month JPY-LIBOR-BBA	(39,254)
	JPY	284,877,000		(16)	6/4/25	6 month JPY-LIBOR-BBA	0.619%	33,613
	JPY	281,503,000		(30)	6/8/25	0.6725%	6 month JPY-LIBOR-BBA	(45,394)
	JPY	307,534,000		(32)	6/10/25	0.674%	6 month JPY-LIBOR-BBA	(49,864)
	JPY	306,324,000		(33)	6/12/25	0.6775%	6 month JPY-LIBOR-BBA	(50,413)
	JPY	869,439,000		(51)	6/17/25	6 month JPY-LIBOR-BBA	0.689%	150,176
	JPY	264,881,000		(15)	6/25/25	0.622%	6 month JPY-LIBOR-BBA	(30,594)
	JPY	932,895,000		(55)	7/2/25	6 month JPY-LIBOR-BBA	0.6325%	114,083
	JPY	207,389,000		(23)	9/14/25	0.525%	6 month JPY-LIBOR-BBA	(3,417)
	JPY	305,191,000		(18)	7/15/25	0.6275%	6 month JPY-LIBOR-BBA	(35,251)
	JPY	278,194,000		(16)	8/7/25	6 month JPY-LIBOR-BBA	0.575%	18,598
	JPY	299,778,000		(32)	8/14/25	6 month JPY-LIBOR-BBA	0.558%	15,297
	JPY	289,419,000		(32)	9/8/25	0.545%	6 month JPY-LIBOR-BBA	(10,023)
	JPY	278,009,000		(31)	9/10/25	0.5375%	6 month JPY-LIBOR-BBA	(7,772)
	JPY	630,101,000		(69)	9/28/25	0.48%	6 month JPY-LIBOR-BBA	14,776
	NOK	5,905,000		(10)	6/25/25	2.3775%	6 month NOK-NIBOR-NIBR	(32,224)
	NOK	5,635,000		(9)	6/29/25	6 month NOK-NIBOR-NIBR	2.37%	30,163
	NOK	5,668,000		(9)	7/2/25	6 month NOK-NIBOR-NIBR	2.375%	30,477
	NOK	5,833,000		(10)	7/9/25	6 month NOK-NIBOR-NIBR	2.265%	24,460
	NOK	5,280,000		(9)	7/21/25	6 month NOK-NIBOR-NIBR	2.21%	18,652
	NOK	4,881,000		(8)	9/4/25	6 month NOK-NIBOR-NIBR	2.07125%	9,094
	NOK	5,618,000		(9)	7/28/25	6 month NOK-NIBOR-NIBR	2.14%	15,408
	NOK	3,853,000		(6)	8/18/25	2.00%	6 month NOK-NIBOR-NIBR	(4,457)
	NOK	5,178,000		(8)	9/7/25	6 month NOK-NIBOR-NIBR	2.05%	8,369
	NOK	5,398,000		(9)	9/15/25	6 month NOK-NIBOR-NIBR	2.015%	6,314
	NOK	5,137,000		(8)	9/18/25	2.1275%	6 month NOK-NIBOR-NIBR	(12,223)
	NOK	5,049,000		(8)	9/28/25	6 month NOK-NIBOR-NIBR	1.9425%	1,854
	NZD	4,325,000		(44)	4/23/25	3 month NZD-BBR-FRA	3.7275%	91,224
	NZD	4,380,000		(44)	4/22/25	3 month NZD-BBR-FRA	3.705%	87,090
	NZD	1,144,000		(10)	7/2/25	3.9025%	3 month NZD-BBR-FRA	(27,163)
	NZD	921,000		(8)	7/3/25	3.95%	3 month NZD-BBR-FRA	(24,163)
	NZD	2,287,000		(21)	7/2/25	3.9525%	3 month NZD-BBR-FRA	(60,572)
	NZD	971,000		(8)	9/14/25	3 month NZD-BBR-FRA	3.5825%	5,036
	NZD	959,000		(8)	9/14/25	3 month NZD-BBR-FRA	3.655%	8,757
	NZD	5,368,000		(46)	7/20/25	3.81%	3 month NZD-BBR-FRA	(99,071)
	NZD	936,000		(8)	7/24/25	3.765%	3 month NZD-BBR-FRA	(14,901)
	NZD	984,000		(9)	8/7/25	3 month NZD-BBR-FRA	3.65%	9,237
	NZD	952,000		(8)	8/11/25	3 month NZD-BBR-FRA	3.65%	8,917
	NZD	982,000		(9)	8/13/25	3 month NZD-BBR-FRA	3.6775%	10,652
	NZD	957,000		(8)	8/31/25	3.61%	3 month NZD-BBR-FRA	(6,606)
	NZD	947,000		(8)	9/8/25	3 month NZD-BBR-FRA	3.6125%	6,528
	NZD	511,000		(4)	9/11/25	3 month NZD-BBR-FRA	3.65%	4,550
	NZD	886,000		(7)	9/16/25	3.60%	3 month NZD-BBR-FRA	(5,429)
	NZD	1,014,000		(8)	9/18/25	3.665%	3 month NZD-BBR-FRA	(9,739)
	NZD	1,008,000		(8)	9/28/25	3.555%	3 month NZD-BBR-FRA	(3,434)
	NZD	953,000		(8)	9/23/25	3.60%	3 month NZD-BBR-FRA	(5,684)
	SEK	11,498,000		(18)	5/19/25	3 month SEK-STIBOR-SIDE	1.3225%	7,972
	SEK	17,580,000		(29)	6/23/25	1.5525%	3 month SEK-STIBOR-SIDE	(53,114)
	SEK	4,976,000		(8)	7/29/25	1.32%	3 month SEK-STIBOR-SIDE	(642)
	SEK	4,865,000		(7)	8/6/25	3 month SEK-STIBOR-SIDE	1.34%	1,312
	SEK	4,082,000		(6)	7/23/25	1.4275%	3 month SEK-STIBOR-SIDE	(5,698)
	SEK	5,121,000		(8)	8/11/25	1.3575%	3 month SEK-STIBOR-SIDE	(2,221)
	SEK	3,604,000		(6)	8/27/25	1.3025%	3 month SEK-STIBOR-SIDE	1,154
	SEK	5,439,000		(9)	8/28/25	3 month SEK-STIBOR-SIDE	1.3075%	(1,478)
	SEK	4,115,000		(7)	9/22/25	3 month SEK-STIBOR-SIDE	1.35%	(56)
	SEK	11,866,000		(19)	9/25/25	3 month SEK-STIBOR-SIDE	1.315%	(5,302)
	SEK	56,634,000		(25)	9/25/17	3 month SEK-STIBOR-SIDE	0.17%	(530)
	SEK	11,866,000		(19)	9/28/25	3 month SEK-STIBOR-SIDE	1.3075%	(6,634)
	SEK	56,634,000		(25)	9/28/17	3 month SEK-STIBOR-SIDE	0.17125%	(194)
	SEK	4,956,000		(8)	9/30/25	3 month SEK-STIBOR-SIDE	1.34125%	(920)

	Total			$2,180,895	$(2,359,494)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/15 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$302,606	$—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	$431
	837,419	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(7,281)
	581,935	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	829
	540,061	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	938
	1,894,542	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(17,359)
	1,628,565	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,853)
	211,238	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	917
	332,550	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	577
	2,327,847	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,042
	493,414	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(4,464)
	1,420,597	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,361)
	1,777,478	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,086
	544,708	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	2,363
	68,745	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(507)
	226,466	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	393
	264,873	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	667
	1,662,748	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,887
	1,108,068	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,622)
	1,212,617	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	5,261
	237,429	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	338
	1,832,158	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	2,989
	7,615,718	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	13,224
	1,577,283	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,739
	265,141	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	378
	859,712	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,224
	623,391	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	888
	3,392,629	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(8,027)
	653,907	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(2,501)
	496,173	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(682)
	248,118	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(341)
	248,118	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(341)
	497,919	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(684)
	1,293,205	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,778)
	497,919	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(684)
	293,415	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,688)
	774,008	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(6,563)
	465,758	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(3,949)
	497,827	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	864
	590,965	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(5,011)
	1,077,579	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,550)
	772,304	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(5,700)
	110,788	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(818)
	994,155	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,367)
	272,091	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(644)
	1,573,625	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	20,229
	396,067	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	688
	1,487,481	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,519)
	2,895,647	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	26,531
	732,216	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(5,186)
EUR	2,664,000	—	9/15/17	(0.4975%)	Eurostat Eurozone HICP excluding tobacco	(3,001)
EUR	1,332,000	—	9/15/17	(0.46%)	Eurostat Eurozone HICP excluding tobacco	(375)
EUR	1,895,000	—	9/15/17	(0.435%)	Eurostat Eurozone HICP excluding tobacco	531
Citibank, N.A.
	$1,011,949	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,757
	2,327,847	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,042
	1,583,601	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,750
Credit Suisse International
	665,099	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,155
	706,062	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,671)
	1,076,412	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(9,127)
	1,107,723	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	14,240
	1,220,457	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	15,689
	1,052,417	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	(8,923)
	2,007,313	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	(17,020)
	1,527,960	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(11,300)
	805,681	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(5,959)
	403,245	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(2,982)
	3,298,028	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(24,391)
	724,103	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(5,129)
	1,391,414	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(9,855)
	955,329	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(6,766)
	1,393,442	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(9,869)
Deutsche Bank AG
	706,062	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,671)
Goldman Sachs International
	906,101	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(8,198)
	320,360	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(2,364)
	2,078,522	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(18,071)
	2,078,522	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(18,071)
	494,500	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,170)
	185,759	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(439)
	132,514	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(1,199)
	1,382,384	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(12,232)
	347,617	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(3,145)
	695,169	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(6,289)
	345,264	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(817)
	677,435	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,603)
	414,266	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(980)
	31,773	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(75)
	84,663	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(200)
	22,722	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(168)
	434,485	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(3,207)
	2,706,475	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(23,531)
	354,996	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(3,212)
	2,339,571	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(20,341)
	359,015	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,289)
	1,620,182	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	20,828
	2,435,312	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(17,249)
	3,144,000	—	2/24/25	(2.01%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(127,142)
	1,662,375	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(12,294)
	1,327,147	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(9,815)
	814,588	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(6,024)
	699,000	—	3/12/25	(1.925%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(19,663)
EUR	9,589,000	—	8/10/17	(0.63%)	Eurostat Eurozone HICP excluding tobacco	(48,323)
EUR	3,166,000	—	8/11/17	(0.63%)	Eurostat Eurozone HICP excluding tobacco	(15,955)
EUR	2,664,000	—	8/31/17	(0.27%)	Eurostat Eurozone HICP excluding tobacco	8,097
EUR	2,664,000	—	9/1/17	(0.37%)	Eurostat Eurozone HICP excluding tobacco	4,584
EUR	2,664,000	—	9/10/20	(0.7975%)	Eurostat Eurozone HICP excluding tobacco	387
GBP	1,821,000	—	2/20/25	(2.895%)	GBP Non-revised UK Retail Price Index	28,594
GBP	405,000	—	3/10/25	(2.8675%)	GBP Non-revised UK Retail Price Index	1,256
JPMorgan Chase Bank N.A.
	$3,312,061	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(30,347)
	2,514,528	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(23,039)
	522,300	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(4,786)
	1,620,182	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	20,828
EUR	5,102,000	—	5/25/20	(1.115%)	Eurostat Eurozone HICP excluding tobacco	(78,342)
EUR	5,023,000	—	5/25/25	1.445%	Eurostat Eurozone HICP excluding tobacco	154,575
EUR	1,332,000	—	9/4/20	(0.8675%)	Eurostat Eurozone HICP excluding tobacco	(5,175)
EUR	1,332,000	—	9/7/20	(0.85%)	Eurostat Eurozone HICP excluding tobacco	(3,825)

Total		$—	$(369,303)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 9/30/15 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$5,468	$80,000	5/11/63	300 bp	$3,404
	CMBX NA BBB- Index	BBB-/P	10,546	175,000	5/11/63	300 bp	6,031
	CMBX NA BBB- Index	BBB-/P	21,545	349,000	5/11/63	300 bp	12,541
	CMBX NA BBB- Index	BBB-/P	20,577	361,000	5/11/63	300 bp	11,263
	Barclays Bank PLC
	CMBX NA BBB- Index	BBB-/P	35,808	323,000	5/11/63	300 bp	27,474
	Credit Suisse International
	CMBX NA BB Index	—	(42,255)	2,394,000	5/11/63	(500 bp)	40,497
	CMBX NA BB Index	—	(1,136)	117,000	1/17/47	(500 bp)	5,038
	CMBX NA BBB- Index	BBB-/P	52,836	3,650,000	5/11/63	300 bp	(41,334)
	CMBX NA BBB- Index	BBB-/P	41,793	3,815,000	5/11/63	300 bp	(56,634)
	CMBX NA BBB- Index	BBB-/P	61,781	4,704,000	5/11/63	300 bp	(59,582)
	CMBX NA BBB- Index	BBB-/P	8,252	142,000	1/17/47	300 bp	—
	CMBX NA BBB- Index	BBB-/P	149,592	4,203,000	1/17/47	300 bp	(84,934)
	CMBX NA BBB- Index	BBB-/P	368,252	10,736,000	1/17/47	300 bp	(230,816)
	Goldman Sachs International
	CMBX NA BBB- Index	BBB-/P	55	21,000	5/11/63	300 bp	(487)
	CMBX NA BBB- Index	BBB-/P	(2,220)	321,000	5/11/63	300 bp	(10,502)
	CMBX NA BBB- Index	BBB-/P	458	46,000	1/17/47	300 bp	(2,109)
	CMBX NA BBB- Index	BBB-/P	360	101,000	1/17/47	300 bp	(5,275)
	CMBX NA BBB- Index	BBB-/P	360	101,000	1/17/47	300 bp	(5,275)
	CMBX NA BBB- Index	BBB-/P	934	120,000	1/17/47	300 bp	(5,762)
	CMBX NA BBB- Index	BBB-/P	902	211,000	1/17/47	300 bp	(10,872)
	CMBX NA BBB- Index	BBB-/P	752	211,000	1/17/47	300 bp	(11,022)
	CMBX NA BBB- Index	BBB-/P	752	211,000	1/17/47	300 bp	(11,022)
	CMBX NA BBB- Index	BBB-/P	331	306,000	1/17/47	300 bp	(16,744)
	CMBX NA BBB- Index	BBB-/P	1,271	324,000	1/17/47	300 bp	(16,808)
	CMBX NA BB Index	—	(3,036)	355,000	5/11/63	(500 bp)	9,235
	CMBX NA BB Index	—	(1,941)	183,000	5/11/63	(500 bp)	4,385
	CMBX NA BB Index	—	(1,297)	135,000	5/11/63	(500 bp)	3,370
	CMBX NA BB Index	—	2,058	91,000	5/11/63	(500 bp)	5,203
	CMBX NA BB Index	—	707	42,000	5/11/63	(500 bp)	2,159
	CMBX NA BB Index	—	390	38,000	5/11/63	(500 bp)	1,703
	CMBX NA BB Index	—	46	38,000	5/11/63	(500 bp)	1,360
	CMBX NA BB Index	—	(1,210)	117,000	1/17/47	(500 bp)	4,963
	CMBX NA BB Index	—	(124)	62,000	1/17/47	(500 bp)	3,148
	CMBX NA BBB- Index	—	(2,705)	298,000	5/11/63	(300 bp)	4,983
	CMBX NA BBB- Index	BBB-/P	(217)	27,000	5/11/63	300 bp	(913)
	CMBX NA BBB- Index	BBB-/P	(83)	31,000	5/11/63	300 bp	(883)
	CMBX NA BBB- Index	BBB-/P	(1,189)	109,000	5/11/63	300 bp	(4,001)
	CMBX NA BBB- Index	BBB-/P	(851)	212,000	5/11/63	300 bp	(6,320)
	CMBX NA BBB- Index	BBB-/P	1,271	213,000	5/11/63	300 bp	(4,225)
	CMBX NA BBB- Index	BBB-/P	(1,993)	213,000	5/11/63	300 bp	(7,488)
	CMBX NA BBB- Index	BBB-/P	(2,136)	213,000	5/11/63	300 bp	(7,632)
	CMBX NA BBB- Index	BBB-/P	(2,136)	213,000	5/11/63	300 bp	(7,632)
	CMBX NA BBB- Index	BBB-/P	2,719	238,000	5/11/63	300 bp	(3,422)
	CMBX NA BBB- Index	BBB-/P	(4,116)	247,000	5/11/63	300 bp	(10,488)
	CMBX NA BBB- Index	BBB-/P	3,731	177,000	1/17/47	300 bp	(6,146)
	CMBX NA BBB- Index	BBB-/P	5,449	182,000	1/17/47	300 bp	(4,707)
	CMBX NA BBB- Index	BBB-/P	9,030	298,000	1/17/47	300 bp	(7,599)
	CMBX NA BBB- Index	BBB-/P	9,657	326,000	1/17/47	300 bp	(8,533)
	CMBX NA BBB- Index	BBB-/P	18,800	590,000	1/17/47	300 bp	(14,122)
	CMBX NA BBB- Index	BBB-/P	25,296	817,000	1/17/47	300 bp	(20,293)
	JPMorgan Securities LLC
	CMBX NA BBB- Index	—	(9,525)	397,000	5/11/63	(300 bp)	817
	CMBX NA BBB- Index	—	(5,102)	198,000	5/11/63	(300 bp)	56
	CMBX NA BBB- Index	BBB-/P	10,955	198,000	1/17/47	300 bp	(143)
	CMBX NA BBB- Index	BBB-/P	8,293	327,000	1/17/47	300 bp	(9,954)
	CMBX NA BBB- Index	BBB-/P	20,939	397,000	1/17/47	300 bp	(1,313)

	Total		$818,694	$(547,362)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at September 30, 2015. Securities rated by Putnam are indicated by “/P.”

Key to holding's currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
USD / $	United States Dollar
ZAR	South African Rand
Key to holding's abbreviations
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
bp	Basis Points
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments

		Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2015 through September 30, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $251,440,551.
(b)	The aggregate identified cost on a tax basis is $488,008,369, resulting in gross unrealized appreciation and depreciation of $6,177,455 and $22,555,496, respectively, or net unrealized depreciation of $16,378,041.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$6,212,821	$117,295,250	$116,692,505	$9,635	$6,815,566
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
	At the close of the reporting period, the fund maintained liquid assets totaling $179,561,993 to cover certain derivative contracts and delayed delivery securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
		DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	88.4%
	Greece	2.4
	Argentina	1.7
	Russia	1.3
	Venezuela	0.9
	United Kingdom	0.8
	Canada	0.7
	Brazil	0.5
	Other	3.3

	Total	100.0%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
	TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
	Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $4,934,454 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $4,988,607 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer cyclicals	$—	$—	$13,839
Energy	4,321	—	1,038
Total common stocks	4,321	—	14,877
Convertible bonds and notes	—	182,255	—
Corporate bonds and notes	—	80,370,571	8
Foreign government and agency bonds and notes	—	26,781,072	—
Mortgage-backed securities	—	112,859,138	3,171,098
Preferred stocks	178,199	350,704	—
Purchased options outstanding	—	377,721	—
Purchased swap options outstanding	—	3,024,341	—
Senior loans	—	6,385,274	—
U.S. government and agency mortgage obligations	—	216,525,624	—
Short-term investments	6,925,566	14,479,559	—

Totals by level	$7,108,086	$461,336,259	$3,185,983

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$189,415	$—
Futures contracts	(133,239)	—	—
Written options outstanding	—	(261,747)	—
Written swap options outstanding	—	(4,402,108)	—
Forward premium swap option contracts	—	(153,792)	—
TBA sale commitments	—	(106,229,216)	—
Interest rate swap contracts	—	(6,197,858)	—
Total return swap contracts	—	(369,303)	—
Credit default contracts	—	(1,366,056)	—

Totals by level	$(133,239)	$(118,790,665)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

The following is a reconciliation of Level 3 assets as of the close of the reporting period:
Investments in securities:	Balance as of December 31, 2014	Accrued discounts/ premiums	Realized gain/(loss)	Change in net unrealized appreciation/ (depreciation)#	Purchases	Sales	Total transfers into Level 3†	Total transfers out of Level 3†	Balance as of September 30, 2015

Common stocks*:
Consumer cyclicals	$13,839	$—	$—	$—	$—	$—	$—	$—	$13,839
Energy	$1,038	—	—	—	—	—	—	—	1,038
Total common stocks	$14,877	—	—	—	—	—	—	—	$14,877
Corporate bonds and notes	$8	—	—	—	—	—	—	—	$8
Mortgage-backed securities	$—	(36,508)	—	5,845	2,256,585	—	945,176	—	$3,171,098

Totals:	$14,885	$(36,508)	$—	$5,845	$2,256,585	$—	$945,176	$—	$3,185,983

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
† Transfers during the reporting period are accounted for using the end of period market value and did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
# Includes $5,845 related to Level 3 securities still held at period end.

During the reporting period, transfers between level 1 and level 2 within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Level 3 securities, which are fair valued by Putnam, are not material to the fund.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$152,047	$1,518,103
Foreign exchange contracts	2,389,516	2,200,101
Interest rate contracts	6,697,741	14,813,726

Total	$9,239,304	$18,531,930

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$49,100,000
Purchased swap option contracts (contract amount)		$624,100,000
Written TBA commitment option contracts (contract amount)		$92,000,000
Written swap option contracts (contract amount)		$652,300,000
Futures contracts (number of contracts)		400
Forward currency contracts (contract amount)		$252,300,000
OTC interest rate swap contracts (notional)		$81,900,000
Centrally cleared interest rate swap contracts (notional)		$1,213,700,000
OTC total return swap contracts (notional)		$150,900,000
OTC credit default contracts (notional)		$27,600,000
	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.
		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	OTC Interest rate swap contracts*#	$—	$—	$—	$—	$—	$ 150,870	$ 27,866	$—	$ 22,853	$—	$—	$—	$—	$—	$—	$ 201,589
	Centrally cleared interest rate swap contracts§	—	—	958,478	—	—	—	—	—	—	—	—	—	—	—	—	958,478
	OTC Total return swap contracts*#	—	93,014	—	8,549	31,084	—	63,746	—	175,403	—	—	—	—	—	—	371,796
	OTC Credit default contracts*#	—	—	—	—	88,926	—	47,621	—	—	15,500	—	—	—	—	—	152,047
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	13	—	—	—	—	13
	Forward currency contracts#	85,724	407,119	—	90,000	121,224	87,350	137,010	130,765	411,544	—	—	293,963	398,064	81,306	145,447	2,389,516
	Forward premium swap option contracts#	—	—	—	—	—	—	—	—	215,077	—	—	—	—	—	—	215,077
	Purchased swap options#	3,368	150,836	—	230,289	625,043	—	1,509,907	—	504,898	—	—	—	—	—	—	3,024,341
	Purchased options#	—	—	—	—	—	—	—	—	377,721	—	—	—	—	—	—	377,721

	Total Assets	$89,092	$650,969	$958,478	$328,838	$866,277	$238,220	$1,786,150	$130,765	$1,707,496	$15,500	$13	$293,963	$398,064	$81,306	$145,447	$7,690,578

	Liabilities:
	OTC Interest rate swap contracts*#	$—	$—	$—	$—	$—	$ 1,268,391	$—	$—	$590,667	$—	$—	$—	$—	$—	$—	$ 1,859,058
	Centrally cleared interest rate swap contracts§	—	—	781,207	—	—	—	—	—	—	—	—	—	—	—	—	781,207
	OTC Total return swap contracts*#	—	95,856	—	—	112,992	1,671	385,066	—	145,514	—	—	—	—	—	—	741,099
	OTC Credit default contracts*#	24,897	8,334	—	—	1,155,806	—	277,469	—	—	51,597	—	—	—	—	—	1,518,103
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	34,747	—	—	—	—	34,747
	Forward currency contracts#	237,494	330,949	—	159,942	158,998	52,234	50,883	65,085	257,627	—	—	157,397	511,621	146,148	71,723	2,200,101
	Forward premium swap option contracts#	—	—	—	—	—	—	—	—	368,869	—	—	—	—	—	—	368,869
	Written swap options#	5,263	176,344	—	237,781	677,697	—	1,557,392	—	1,747,631	—	—	—	—	—	—	4,402,108
	Written options#	—	—	—	—	—	—	—	—	261,747	—	—	—	—	—	—	261,747

	Total Liabilities	$267,654	$611,483	$781,207	$397,723	$2,105,493	$1,322,296	$2,270,810	$65,085	$3,372,055	$51,597	$34,747	$157,397	$511,621	$146,148	$71,723	$12,167,039

	Total Financial and Derivative Net Assets	$(178,562)	$39,486	$177,271	$(68,885)	$(1,239,216)	$(1,084,076)	$(484,660)	$65,680	$(1,664,559)	$(36,097)	$(34,734)	$136,566	$(113,557)	$(64,842)	$73,724	$(4,476,461)
	Total collateral received (pledged)##†	$(178,562)	$—	$—	$(68,885)	$(1,189,846)	$(1,084,076)	$(483,972)	$—	$(1,612,969)	$—	$—	$110,000	$(113,557)	$(48,990)	$—
	Net amount	$—	$39,486	$177,271	$—	$(49,370)	$—	$(688)	$65,680	$(51,590)	$(36,097)	$(34,734)	$26,566	$—	$(15,852)	$73,724

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 25, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: November 25, 2015